UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23715

___________________________________________

OAKTREE DIVERSIFIED INCOME FUND INC.
(Exact name of registrant as specified in charter)

___________________________________________

Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.
Oaktree Diversified Income Fund Inc.
Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Name and address of agent for service)

___________________________________________

(855) 777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

OAKTREE
Part of Brookfield

SEMI-ANNUAL REPORT
JUNE 30, 2026

Oaktree Diversified Income Fund Inc.

IN PROFILE

Oaktree Fund Advisors, LLC (the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to Oaktree Diversified Income Fund Inc. (the “Fund”). The Adviser is an affiliate of Oaktree Capital Management, L.P. (“OCM”), a leading global investment management firm headquartered in Los Angeles, California focused on less efficient markets and alternative investments, and is a subsidiary of Brookfield Oaktree Holdings, LLC (formerly, Oaktree Capital Group, LLC) (collectively with OCM and the Adviser, “Oaktree”). Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments. Oaktree manages assets across a wide range of investment strategies within four asset classes: Credit, Private Equity, Real Assets, and Listed Equities. As of June 30, 2026, Oaktree had $224 billion in assets under management. Brookfield Public Securities Group LLC (“PSG”) serves as the Administrator to the Fund. PSG is an indirect wholly-owned subsidiary of Brookfield Asset Management ULC (“BAM ULC”), an unlimited liability company formed under the laws of British Columbia, Canada. BAM ULC is a wholly owned subsidiary of Brookfield Asset Management Ltd. (“BAM Ltd.”), a publicly traded company (NYSE: BAM; TSX: BAM) Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 73% interest in BAM Ltd. As of July 31, 2026, Oaktree is a subsidiary of each of Brookfield Corporation and BAM Ltd.

The Fund uses its website as a channel of distribution of material company information. Financial and other material information regarding the Fund is routinely posted on and accessible at https://privatewealth.brookfield.com/fund/oaktree-diversified-income-fund-inc.

This report is for shareholder information. This is not a Prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

LETTER TO SHAREHOLDERS

Dear Shareholders,

We are pleased to provide the Semi-Annual Report for the Oaktree Diversified Income Fund (the “Fund”) for the six months ended June 30, 2026.

The Fund Class D shares returned 2.24% (net of fees) for the six-month period ended June 30, 2026 and 5.41% inception-to-date. The first half of 2026 was marked by significant market volatility and regional dispersion. In the first quarter, geopolitical developments, including the escalation of conflict involving Iran, drove oil prices and inflation expectations higher, pushed interest rates upward and weighed on global equities and fixed income markets. Risk assets recovered in the second quarter as tensions appeared to ease and the U.S. and Iran reached a 60-day ceasefire that reopened the Strait of Hormuz. Oil prices and near-term inflation expectations subsequently declined, while strong first-quarter corporate earnings also supported markets. Interest-rate performance diverged by region in the second quarter, with U.S. Treasury yields rising and government bond yields declining in the U.K. and Germany. For the six-month period, shorter-duration, higher-yielding credit generally demonstrated greater resilience than rate-sensitive fixed income.

Against this backdrop, the Fund’s diversified mix of public and private debt investments served as a source of income and return during the period. The Fund’s Class D Shares generated a total net return of 2.24%1 for the six-month period ended June 30, 2026, and ended the second quarter with a 9.49%2 annualized net distribution rate. All strategies have contributed positively this year, with private credit being the strongest contributor. Structured credit also contributed, led by gains in collateralized loan obligation (CLO) debt tranches, while real estate debt also contributed. Senior loans and high yield bonds both delivered good current income, with European credits outperforming their U.S. counterparts. Our small allocation to emerging markets corporate bonds also gained, as commodity exporters performed well amid disruptions to the Strait of Hormuz.

Macroeconomic and geopolitical factors outweighed credit fundamentals at times during the first half of the year, but we remain focused on avoiding credit losses. The ceasefire involving the U.S. and Iran may not last, and uncertainty around inflation, interest rates and global growth could continue to drive volatility. At the same time, credit fundamentals remain generally supportive, and we believe the portfolio’s emphasis on shorter-duration, higher-yielding assets may help reduce sensitivity to interest-rate movements.

We continue to favor resilient non-agency RMBS because of their low correlation to corporate credit and remain focused on attractive real estate credit opportunities. We are also evaluating opportunities in busted convertibles and high-yield bonds. Across corporate credit, we continue to examine the portfolio closely for potential risks and remain selective in sectors that may face pressure from macroeconomic uncertainty or changing technology trends.

We are excited about asset-backed finance, an area where we continue to see opportunities, and where we may earn additional yield for bearing illiquidity and underwriting a more complex asset class. These deals give us the opportunity to earn attractive income with structural projections designed to help manage risk by lending against pools of high-quality assets. We have seen strong issuance and healthy risk appetite in real estate structured credit, and we expect to grow our allocation where valuations are reasonable. While remaining highly selective, we see compelling yields on high-quality commercial and residential transactions. These assets offer yields in line or higher than those of high-yield bonds, while providing diversification benefits in the portfolio. Additionally, we have taken advantage of new issuance in Europe to increase our allocation to European high-yield bonds and senior loans in recent months, which offered a yield pickup U.S. investments when hedged to USD. Today, relative value appears fairer, so we expect to be more balanced when deploying capital into the core strategies, while rotating

____________

1           Performance data quoted represent past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns representing more than one year are annualized. Total Return is calculated as the change in NAV per share during the period, plus distributions per share (assuming dividends and distributions are reinvested) divided by the beginning NAV per share. Returns for periods greater than one year are annualized.

2   As of June 30, 2026. Calculated as the annualized amount of the most recent quarterly distribution declared divided by the Record Date NAV. The Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice, if applicable, will be available at https://privatewealth.brookfield.com/fund/oaktree-diversifiedincome-fund-inc under Distributions. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

2026 Semi-Annual Report	1

LETTER TO SHAREHOLDERS (continued)

out of positions trading at tighter spreads and lower yields. From an issuer perspective, we are remaining cautious around companies trading at excessively wide spreads that may be over-levered and struggle to refinance should macroeconomic conditions deteriorate.

Overall, we plan to remain patient in deployment and maintain liquidity to capitalize on any potential dislocations. We believe the portfolio remains well positioned with a yield-to-worst of 10.25%,3 an average price in the mid-90s, and a duration of 1.51 years.

In addition to performance information and additional discussion of factors impacting the Fund, this report provides the Fund’s unaudited ﬁnancial statements and schedule of investments as of June 30, 2026.

We welcome your questions and comments and encourage you to contact our Investor Relations team at 1-855-777-8001 or visit us at https://privatewealth.brookfield.com/ for more information.

Thank you for your support.

Sincerely,

Brian F. Hurley
President Oaktree Diversified Income Fund Inc.

These views represent the opinions of Oaktree Fund Advisors, LLC and are not intended to predict or depict the performance of any investment. These views are primarily as of the close of business on June 30, 2026 and subject to change based on subsequent developments.

Must be preceded or accompanied by a Prospectus.

Past performance is no guarantee of future results.

Investing involves risk. Principal loss is possible. Real assets include real estate securities, infrastructure securities and natural resources securities. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conservation policies. Natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics.

Quasar Distributors, LLC is the distributor of Oaktree Diversified Income Fund Inc.

____________

3           Yield to worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting.

2

OAKTREE DIVERSIFIED INCOME FUND INC. Portfolio Characteristics (Unaudited) June 30, 2026
ASSETS BY SECTOR[1]
Private Credit
— Senior Loans	31.5%
— Senior Loans (Syndicated)	3.7%
— Private Placement Equity	1.5%
— Preferred Stock	0.3%
— Common Stock	0.0%
— Warrants	0.0%
Total Private Credit	37.0%
Corporate Credit
— Senior Loans (Syndicated)	19.4%
— High Yield	16.0%
— Investment Grade Bonds	0.1%
Total Corporate Credit	35.5%
Structured Credit
— Collateralized Loan Obligations	8.2%
— Asset-Backed Securities	7.2%
— Residential Mortgage-Backed Securities	3.6%
— Commercial Mortgage-Backed Securities	3.4%
— High Yield	0.5%
Total Structured Credit	22.9%
Emerging Markets
— High Yield	3.3%
Short-Term Investments
— Money Market Funds	1.0%
— U.S Treasury Bills	0.3%
Total Short-Term Investments	1.3%
Total	100.0%

____________

1 Percentages are based on total market value of investments.

2026 Semi-Annual Report	3

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) June 30, 2026
	Par	Value
PRIVATE CREDIT – 50.0%
Senior Loans – 42.5% (a)
Aerospace & Defense – 0.3%
WP CPP Holdings, Senior Secured First Lien Term Loan
6.78% (3 mo. SOFR US + 3.13%), 11/28/2029, (0.00% Floor) (b)	836,387	$835,133
6.78% (3 mo. SOFR US + 3.13%) (or 4.13% PIK), 11/28/2029, (0.00% Floor) (b)	71,176	71,069
WP CPP Holdings, First Lien Revolver, 11.34%, 11/28/2029 (b)(c)	90,000	0
		906,202
Beverages – 1.4%
Clase Azul, Revolver, 4.67%, 03/06/2031 (b)(c)	667,000	13,089
Tequilas Premium Term Loan
13.17%, 03/06/2031 (b)	1,975,000	1,937,080
4.67%, 03/06/2031 (b)	2,000,000	1,962,800
		3,912,969
Biotechnology – 0.4%
ADC Therapeutics, Inc., Senior Secured First Lien Term Loan, 11.50% (3 mo. SOFR US + 7.50%), 08/15/2029, (1.00% Floor) (b)	1,135,543	1,129,524
Building Products – 0.7%
Geotechnical Merger Sub, Senior Secured First Lien Term Loan, 8.17% (6 mo. SOFR US + 4.50%), 10/15/2031, (0.00% Floor) (b)	1,682,000	1,665,012
Geotechnical Merger Sub, Delay Draw Term Loan, 9.04%, 08/27/2031 (b)(c)	623,000	348,440
Geotechnical Merger Sub, Revolver, 9.07%, 08/27/2031 (b)(c)	234,000	54,043
		2,067,495
Commercial Services & Supplies – 1.8%
Kings Buyer LLC, Senior Secured First Lien Revolver, 11.00% (Prime Rate + 4.25%), 10/29/2027, (1.00% Floor) (b)(c)	472,406	331,063
NFM & J LP, Senior Secured First Lien Term Loan, 9.59% (3 mo. SOFR US + 5.75%), 11/30/2028, (1.00% Floor) (b)	482,748	473,914
NFM & J LP, Senior Secured First Lien Revolver
10.94% (1 mo. SOFR US + 5.75%), 11/30/2028, (1.00% Floor) (b)(c)	12,023	6,394
11.50% (Prime Rate + 4.75%), 11/30/2028, (1.00% Floor) (b)(c)	98,340	52,292
NFM & J LP, Senior Secured First Lien Delay Draw Term Loan, 9.62% (3 mo. SOFR US + 5.75%), 11/30/2028, (1.00% Floor) (b)	30,369	29,813

____________

See Notes to Consolidated Financial Statements.

4

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
PRIVATE CREDIT (continued)
USIC Holdings, Senior Secured First Lien Term Loan, 9.17% (3 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b)	3,287,888	$3,241,528
USIC Holdings, Senior Secured First Lien Tranche A1 Term Loan
6.29% (3 mo. SOFR US + 2.63%), 09/10/2031, (0.00% Floor) (b)	527,895	522,774
6.29% (3 mo. SOFR US + 2.63%), 09/10/2031, (0.00% Floor) (b)	4,184	4,143
USIC Holdings, Senior Secured First Lien Delay Draw Term Loan, 9.17% (3 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b)(c)	196,146	155,852
USIC Holdings, Senior Secured First Lien Revolver
11.00% (Prime Rate + 4.25%), 09/10/2031, (0.00% Floor) (b)(c)	11,592	10,776
8.91% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)	23,185	21,552
8.92% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)	77,669	72,198
8.92% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)	28,981	26,940
8.93% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)	40,573	37,715
		4,986,954
Communications Equipment – 0.5%
Sorenson Communications, Senior Secured First Lien Term Loan, 9.39% (1 mo. SOFR US + 5.75%), 04/19/2029, (0.00% Floor) (b)	1,515,550	1,493,878
Sorenson Communications, Revolver, 11.08%, 04/19/2029 (b)(c)	198,000	0
		1,493,878
Consumer Finance – 1.3%
CPS Mezzanine, Tranche B Revolver, 10.73%, 07/15/2027 (b)(c)	3,750,000	3,482,968
Consumer Staples Distribution & Retail – 0.7%
Blazing Star Parent, Senior Secured First Lien Term Loan, 10.67% (3 mo. SOFR US + 7.00%), 08/28/2030, (0.00% Floor) (b)	1,832,975	1,793,749
Distributors – 1.3%
NEFCO, Senior Secured First Lien Term Loan, 8.24% (3 mo. SOFR US + 4.50%), 01/13/2033, (0.00% Floor) (b)	3,330,112	3,314,460
NEFCO, First Lien Delay Draw Term Loan, 8.15%, 01/13/2033 (b)(c)	713,595	0
NFO Orange Buyer, Senior Secured First Lien Revolver, 10.25% (Prime Rate + 3.50%), 01/13/2033, (0.00% Floor) (b)(c)	475,730	260,422
		3,574,882

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	5

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
PRIVATE CREDIT (continued)
Diversified Consumer Services – 0.6%
AVSC Holding, Senior Secured First Lien Term Loan, 8.64% (1 mo. SOFR US + 5.00%), 12/05/2031, (0.75% Floor) (b)	119,901	$117,911
AVSC Holding, Senior Secured First Lien Revolver
8.61% (1 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b)	2,706	2,667
8.62% (1 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b)	8,119	8,000
8.64% (1 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b)	5,413	5,333
9.53% (3 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b)	0	0
Legends Hospitality Holding Co., First Lien Term Loan, 6.42%, 08/22/2031 (b)	1,330,371	1,306,025
Legends Hospitality Holding Co., Senior Secured First Lien Delay Draw Term Loan
8.65% (3 mo. SOFR US + 5.00%), 08/22/2031, (0.00% Floor) (b)	12,888	12,652
8.66% (3 mo. SOFR US + 5.00%), 08/22/2031, (0.00% Floor) (b)	62,647	61,500
Legends Hospitality Holding Co., Senior Secured First Lien Revolver
8.64% (1 mo. SOFR US + 5.00%), 08/22/2030, (0.00% Floor) (b)(c)	40,966	21,208
8.64% (1 mo. SOFR US + 5.00%), 08/22/2030, (0.00% Floor) (b)(c)	109,243	56,555
8.67%, 08/22/2030, (0.00% Floor) (b)(c)	1,791	927
		1,592,778
Diversified Telecommunication Services – 1.1%
Fiber Intermediate Holdings, Senior Secured First Lien Term Loan, 10.40% (3 mo. SOFR US + 6.75%), 04/29/2033, (0.00% Floor) (b)	3,000,000	2,910,000
Electrical Equipment – 1.7%
Inventus Buyer, Term Loan, 9.42%, 04/15/2033 (b)	4,761,000	4,680,063
Inventus Buyer, Revolver, 9.42%, 04/15/2033 (b)(c)	539,000	105,967
		4,786,030
Financial Services – 1.4%
Minotaur Acquisition, Senior Secured First Lien Term Loan, 8.64% (1 mo. SOFR US + 5.00%), 06/03/2030, (1.00% Floor) (b)	2,610,880	2,587,643
Minotaur Acquisition, Senior Secured First Lien Tranche B Term Loan, 8.64% (1 mo. SOFR US + 5.00%), 06/03/2030, (1.00% Floor) (b)	1,013,922	1,004,898
Minotaur Acquisition, Senior Secured First Lien Delay Draw Term Loan, 8.64% (1 mo. SOFR US + 5.00%), 06/03/2030, (1.00% Floor) (b)	334,910	331,929
MTC Holdings, First Lien Revolver, 10.35%, 05/10/2030 (b)(c)	103,000	0
		3,924,470

____________

See Notes to Consolidated Financial Statements.

6

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
PRIVATE CREDIT (continued)
Food Products – 0.4%
Protein For Pets Opco, Senior Secured First Lien Term Loan, 8.87% (1 mo. SOFR US + 5.25%), 03/22/2030, (0.00% Floor) (b)		974,120	$956,586
Protein For Pets Opco, First Lien Revolver, 10.57%, 03/22/2030 (b)(c)		103,000	0
			956,586
Ground Transportation – 3.1%
Recess Topco Partnership, Term Loan, 9.67%, 01/26/2032 (b)		8,849,720	8,682,460
Health Care Equipment & Supplies – 3.2%
Bayou Intermediate II, Senior Secured First Lien Term Loan, 8.48% (3 mo. SOFR US + 4.75%), 09/30/2032, (0.75% Floor) (b)		4,218,000	4,181,303
Bayou Intermediate II, Senior Secured First Lien Delay Draw Term Loan
4.75% (1 mo. SOFR US + 4.75%), 09/30/2032, (0.75% Floor) (b)(c)		130,682	101,045
8.39% (1 mo. SOFR US + 4.75%), 09/30/2032, (0.75% Floor) (b)(c)		923,485	714,051
8.41% (3 mo. SOFR US + 4.75%), 09/30/2032, (0.75% Floor) (b)(c)		95,833	74,100
Bayou Intermediate II, Senior Secured First Lien Revolver
8.41% (3 mo. SOFR US + 4.75%), 09/30/2032, (0.00% Floor) (b)(c)		251,897	121,732
8.48% (3 mo. SOFR US + 4.75%), 09/30/2032, (0.00% Floor) (b)(c)		362,103	174,989
Spruce Bidco II, Senior Secured First Lien Term Loan
7.05% (TCOR (3 months) + 4.75%), 01/30/2032, (0.75% Floor) (b)	CAD	490,200	342,665
8.41% (6 mo. SOFR US + 4.75%), 01/30/2032, (0.75% Floor) (b)		2,696,760	2,673,568
8.87% (Daily SOFR + 5.25%), 01/30/2032, (0.75% Floor) (b)	JPY	52,414,590	319,591
Spruce Bidco II, Senior Secured First Lien Revolver
8.37% (6 mo. SOFR US + 4.75%), 01/30/2032, (0.75% Floor) (b)(c)		175,429	67,642
8.41% (3 mo. SOFR US + 4.75%), 01/30/2032, (0.75% Floor) (b)(c)		175,429	67,642
8.46% (1 mo. SOFR US + 4.75%), 01/30/2032, (0.75% Floor) (b)(c)		263,143	101,464
			8,939,792
Health Care Providers & Services – 1.8%
ACESO HOLDING, Term Loan, 8.13%, 09/27/2031 (b)	EUR	1,529,000	1,731,131
ACESO HOLDING, First Lien Delay Draw Term Loan, 9.10%, 09/27/2031 (b)	EUR	382,000	432,500
LSL Holdco, Senior Secured First Lien Revolver, 9.59% (1 mo. SOFR US + 5.75%), 01/31/2028, (0.75% Floor) (b)(c)		266,412	186,657
LSL Holdco LLC, Term Loan, 10.02%, 01/31/2028 (b)		2,295,806	2,234,049

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	7

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
PRIVATE CREDIT (continued)
LSL Holdco LLC, Incremental Term Loan, 10.42%, 01/31/2028 (b)		267,372	$260,179
PetVet Care Centers LLC, Senior Secured First Lien Revolver
9.61% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.75% Floor) (b)(c)		102,333	27,476
9.62% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.75% Floor) (b)(c)		102,333	27,477
9.64% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.75% Floor) (b)(c)		102,333	27,476
Premium Parent, Senior Secured First Lien Revolver, 10.16% (3 mo. SOFR US + 6.50%), 11/25/2032, (0.00% Floor) (b)(c)		744,919	178,887
			5,105,832
Health Care Technology – 2.5%
Next Holdco LLC, First Lien Revolver, 11.32%, 11/08/2029 (b)(c)		80,000	0
NextGen Healthcare, Inc., Senior Secured First Lien Term Loan, 8.89% (3 mo. SOFR US + 5.25%), 11/11/2030, (0.75% Floor) (b)		811,325	804,672
Premium Parent, Senior Secured First Lien Term Loan, 10.14% (1 mo. SOFR US + 6.50%), 11/25/2032, (0.00% Floor) (b)		6,156,756	6,048,397
			6,853,069
Hotels, Restaurants & Leisure – 2.6%
Grove Waterpark and Resort, Term Loan, 11.82%, 06/21/2028 (b)		1,688,003	1,591,956
Grove Waterpark and Resort, Delay Draw Term Loan, 12.42%, 06/21/2028 (b)		350,754	330,796
Grove Waterpark and Resort, Revolver, 12.65%, 06/21/2028 (b)(c)		175,377	82,699
Intralot Capital Lux, Senior Secured First Lien Tranche B Term Loan, 9.23% (SONIA + 5.50%), 09/18/2031, (0.00% Floor) (b)	GBP	4,057,000	5,285,094
			7,290,545
Insurance – 1.3%
Integrity Marketing Acquisition LLC, Senior Secured First Lien Term Loan, 8.67% (3 mo. SOFR US + 5.00%), 08/25/2028, (0.75% Floor) (b)		2,476,688	2,474,212
Integrity Marketing Acquisition LLC, First Lien Revolver, 10.28%, 08/28/2028 (b)(c)		234,995	0
Integrity Marketing Acquisition LLC, First Lien Delay Draw Term Loan, 10.28%, 08/28/2028 (b)(c)		519,866	0
THG Acquisition, Senior Secured First Lien Term Loan, 8.39% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b)		1,056,625	1,054,617

____________

See Notes to Consolidated Financial Statements.

8

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
PRIVATE CREDIT (continued)
THG Acquisition, Senior Secured First Lien Delay Draw Term Loan, 8.39% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b)(c)		238,480	$176,585
THG Acquisition, Senior Secured First Lien Revolver
8.39% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b)(c)		118,573	29,085
9.07%, 10/31/2031, (0.75% Floor) (b)(c)		427	105
			3,734,604
Life Sciences Tools & Services – 1.7%
Creek Parent, Senior Secured First Lien Term Loan, 8.64% (1 mo. SOFR US + 5.00%), 12/18/2031, (0.00% Floor) (b)		3,245,913	3,197,873
Creek Parent, Senior Secured First Lien Revolver, 9.82%, 12/18/2031, (0.75% Floor) (b)(c)		471,000	0
Europa Biosite, Tranche B1 Term Loan, 2.16%, 09/22/2032 (b)	SEK	7,540,000	763,693
Europa Biosite, Tranche B2 Term Loan, 9.22%, 09/22/2032 (b)	GBP	584,527	761,625
Europa Biosite, Tranche 3 Delay Draw Term Loan, 2.16%, 09/22/2032 (b)(c)	SEK	9,158,000	0
			4,723,191
Machinery – 0.7%
ProFrac Holdings II LLC, 10.98% (3 mo. Term SOFR + 7.25%), 01/23/2029 (b)(d)		975,000	960,278
Truck-Lite Company, Senior Secured First Lien Term Loan, 8.41% (3 mo. SOFR US + 4.75%), 02/13/2032, (0.75% Floor) (b)		1,019,378	1,009,694
Truck-Lite Company, Senior Secured First Lien Tranche A Delay Draw Term Loan, 8.44% (3 mo. SOFR US + 4.75%), 02/13/2032, (0.00% Floor) (b)		21,939	21,731
Truck-Lite Company, Senior Secured First Lien Revolver, 10.07%, 02/13/2031, (0.00% Floor) (b)(c)		105,000	0
			1,991,703
Oil, Gas & Consumable Fuels – 1.1%
Jonah Energy South Texas, Senior Secured First Lien Term Loan, 9.73% (3 mo. SOFR US + 6.00%), 04/01/2030, (0.00% Floor) (b)		3,073,000	3,044,114
Personal Care Products – 0.6%
Silk Holdings III, Senior Secured First Lien Term Loan, 8.11% (1 mo. SOFR US + 4.50%), 12/03/2032, (0.00% Floor) (b)		1,661,940	1,645,985
Silk Holdings III, Senior Secured First Lien Revolver, 8.11% (1 mo. SOFR US + 4.50%), 12/03/2032, (0.00% Floor) (b)(c)		113,000	7,834
			1,653,819

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	9

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
PRIVATE CREDIT (continued)
Pharmaceuticals – 1.7%
Bioxcel Therapeutics, Inc., First Lien Tranche A Term Loan, 8.00%, 04/19/2027 (b)	893,400	$781,189
Bioxcel Therapeutics, Inc., Tranche A2 Term Loan, 13.00% (3 mo. Term SOFR + 7.50%) (or 8.00% PIK), 04/19/2027 (b)	370,321	323,809
Resistance Holdings, Term Loan, 8.67%, 03/14/2031 (b)	3,655,275	3,603,370
Resistance Holdings, Revolver, 8.67%, 03/14/2031 (b)(c)	312,000	0
		4,708,368
Professional Services – 0.3%
Kite Midco II, Senior Secured First Lien Tranche B1 Term Loan
8.17% (3 mo. SOFR US + 4.50%), 11/25/2031, (0.00% Floor) (b)	438,500	434,860
8.23% (6 mo. SOFR US + 4.50%), 11/25/2031, (0.00% Floor) (b)	438,500	434,861
Kite Midco II, Term Loan, 9.43%, 09/20/2031 (b)(c)	216,000	0
		869,721
Real Estate Management & Development – 2.1%
Lightbox Intermediate, Term Loan, 9.81%, 01/14/2030 (b)	1,182,038	1,150,950
Lightbox Intermediate, Revolver, 9.81%, 01/14/2030 (b)(c)	77,000	0
The Iris, First Lien Delay Draw Term Loan, 5.50%, 05/14/2028 (b)(c)	4,750,000	4,677,757
		5,828,707
Software – 6.2%
Angel Lux Bidco, Senior Secured First Lien Tranche B1 Term Loan, 8.89% (3 mo. SOFR US + 5.25%), 12/20/2032, (0.00% Floor) (b)	3,929,000	3,845,705
Angel Lux Bidco, First Lien Delay Draw Term Loan, 8.92%, 12/20/2032 (b)(c)	425,826	0
CentralSquare Technologies, Senior Secured First Lien Revolver, 11.32%, 04/12/2031, (0.00% Floor) (b)(c)	66,000	0
Evergreen IX Borrower, Senior Secured First Lien Term Loan
8.48% (3 mo. SOFR US + 4.75%), 09/29/2030, (0.75% Floor) (b)	1,118,325	1,110,049
8.48% (3 mo. SOFR US + 4.75%), 09/29/2030, (0.00% Floor) (b)	282,475	280,356
Evergreen IX Borrower, First Lien Revolver, 11.39%, 09/29/2029 (b)(c)	127,000	0

____________

See Notes to Consolidated Financial Statements.

10

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
PRIVATE CREDIT (continued)
ICIMS, Inc., Term Loan, 10.67%, 08/18/2028 (b)		1,779,695	$1,665,795
ICIMS, Inc., Senior Secured First Lien Revolver
5.75% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b)(c)		15,877	4,310
9.41% (1 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b)(c)		73,280	19,891
9.41% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b)(c)		68,395	18,565
Monotype Imaging Holdings, Senior Secured First Lien Delay Draw Term Loan, 8.89% (1 mo. SOFR US + 5.25%), 02/28/2031, (0.00% Floor) (b)		29,864	28,717
Monotype Imaging Holdings, First Lien Revolver, 10.84%, 02/28/2031 (b)(c)		176,000	0
Monotype Imaging Holdings, Senior Secured First Lien Term Loan, 8.89% (1 mo. SOFR US + 5.25%), 02/28/2031, (0.75% Floor) (b)		1,380,820	1,327,796
MRI Software LLC, Senior Secured First Lien Tranche 6 Delay Draw Term Loan, 8.48% (3 mo. SOFR US + 4.75%), 02/10/2028, (1.00% Floor) (b)		218,398	213,681
Optimizely North America, Senior Secured First Lien Term Loan
5.46% (1 mo. EURIBOR + 3.25%), 10/30/2031, (0.00% Floor) (b)	EUR	547,075	591,769
5.46% (1 mo. EURIBOR + 3.25%), 10/30/2031, (0.00% Floor) (b)	EUR	2,326	2,516
6.64% (1 mo. SOFR US + 3.00%), 10/30/2031, (0.00% Floor) (b)		1,529,193	1,449,369
6.64% (1 mo. SOFR US + 3.00%), 10/30/2031, (0.00% Floor) (b)		6,501	6,162
7.23% (SONIA + 3.50%), 10/30/2031, (0.00% Floor) (b)	GBP	777	977
7.23% (SONIA + 3.50%), 10/30/2031, (0.00% Floor) (b)	GBP	182,742	229,867
Optimizely North America, First Lien Revolver, 9.70%, 10/30/2031 (b)(c)		231,000	0
Pluralsight Inc, Senior Secured First Lien Term Loan
6.62% (1 mo. SOFR US + 3.00%), 08/22/2029, (0.00% Floor) (b)		82,746	80,512
6.62% (1 mo. SOFR US + 3.00%) (or 1.50% PIK), 08/22/2029, (0.00% Floor) (b)		2,269	2,208
Pluralsight Inc, Senior Secured First Lien Tranche B Term Loan
3.67% (1 mo. SOFR US + 7.50%), 08/22/2029, (0.00% Floor) (b)		125,373	6,269
3.67% (1 mo. SOFR US) (or 12.01% PIK), 08/22/2029, (0.00% Floor) (b)		30,557	1,528
Pluralsight Inc, First Lien Delay Draw Term Loan, 0.00%, 08/22/2029 (b)(c)(e)		60,308	0
Pluralsight Inc, First Lien Revolver, 0.00%, 08/22/2029 (b)(c)(e)		24,123	0
Pluralsight Restructure, Senior Secured First Lien Term Loan
6.64% (1 mo. SOFR US + 3.00%), 08/22/2029, (0.00% Floor) (b)		47,764	46,475
6.64% (1 mo. SOFR US + 3.00%) (or 1.50% PIK), 08/22/2029, (0.00% Floor) (b)		1,375	1,338

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	11

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
PRIVATE CREDIT (continued)
Thrive Bidco Term Loan
7.45%, 03/10/2033 (b)		3,557,740	$3,489,787
8.86%, 03/10/2033 (b)	EUR	1,313,560	1,472,202
8.98%, 03/10/2033 (b)(c)	GBP	1,890,000	0
User Zoom Technologies, Senior Secured First Lien Term Loan
9.65% (3 mo. SOFR US + 6.00%), 04/05/2029, (1.00% Floor) (b)		1,348,000	1,272,782
9.65% (3 mo. SOFR US + 6.00%), 04/05/2029, (1.00% Floor) (b)		10,047	9,486
9.67% (3 mo. SOFR US + 6.00%), 04/05/2029, (0.00% Floor) (b)		108,570	102,511
9.67% (3 mo. SOFR US + 6.00%), 04/05/2029, (0.00% Floor) (b)		475	448
			17,281,071
Total Senior Loans			118,225,481
Senior Loans (Syndicated) – 5.0% (a)
Commercial Services & Supplies – 0.7%
Kings Buyer LLC, Senior Secured First Lien Term Loan, 9.15% (3 mo. SOFR US + 5.25%), 10/29/2027, (0.00% Floor) (b)		2,178,666	2,059,275
Electrical Equipment – 0.8%
Resilience Parent LLC, Senior Secured Second Lien Term Loan, 8.98% (3 mo. SOFR US + 5.25%), 02/27/2034, (0.00% Floor) (b)		2,097,549	2,077,622
Health Care Equipment & Supplies – 1.4%
Hopper Merger Sub, Inc., Senior Secured Second Lien Term Loan, 8.74% (3 mo. SOFR US + 5.00%), 01/05/2034, (0.00% Floor)		3,942,596	3,910,582
Health Care Providers & Services – 0.7%
PetVet Care Centers LLC, Senior Secured First Lien Term Loan, 9.64% (1 mo. SOFR US + 6.00%), 10/24/2030, (0.75% Floor) (b)		2,297,100	2,055,904
Interactive Media & Services – 0.6%
Ancestry.com, Inc., Senior Secured First Lien Tranche B Term Loan, 9.12% (1 mo. SOFR US + 5.50%), 12/06/2027, (0.00% Floor) (b)		1,600,168	1,600,168
Software – 0.8%
CentralSquare Technologies, Senior Secured First Lien Term Loan
9.37% (1 mo. SOFR US + 5.75%), 04/12/2031, (0.00% Floor) (b)		568,867	554,646
9.37% (1 mo. SOFR US + 5.75%) (or 3.50% PIK), 04/12/2031, (0.00% Floor) (b)		31,545	30,756
ICIMS, Inc., Senior Secured First Lien Term Loan, 9.92% (3 mo. SOFR US + 6.25%), 08/18/2028, (1.00% Floor) (b)		253,659	239,834
MRI Software LLC, Senior Secured First Lien Term Loan, 8.48% (3 mo. SOFR US + 4.75%), 02/10/2028, (1.00% Floor) (b)		1,394,693	1,364,568
MRI Software LLC, Senior Secured First Lien Revolver, 8.48% (3 mo. SOFR US + 4.75%), 02/10/2028, (1.00% Floor) (b)(c)		166,000	40,604
			2,230,408
Total Senior Loans (Syndicated)			13,933,959

____________

See Notes to Consolidated Financial Statements.

12

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Shares		Value
PRIVATE CREDIT (continued)
Private Placement Equity – 2.1%
Distributors – 0.1%
RelaDyne, (Acquired 12/23/2021, Cost $187,703) (b)(f)(g)		2,000	$259,000
Financial Services – 0.6%
Hometap Private Placement Equity (b)(g)		1,625,000	1,658,475
Ground Transportation – 0.9%
OUTGO, INC. (b)(g)		2,447,296	2,483,026
Health Care Technology – 0.5%
Impel Pharma, Inc. (b)(g)		754,923	1,373,960
Software – 0.0% (h)
Pluralsight Inc. (b)(g)		41,791	0
Total Private Placement Equity			5,774,461
Preferred Stock – 0.4%
Health Care Providers & Services – 0.1%
Petvet, Inc., (Acquired 11/15/2023, Cost $198,940) (b)(f)(g)		203	238,426
Health Care Technology – 0.3%
AthenaHealth Group, Inc., (Acquired 2/15/2022, Cost $522,327) (b)(f)		533	838,137
Total Preferred Stock			1,076,563
Common Stock – 0.0% (h)
Containers & Packaging – 0.0% (h)
Ardagh Holdings SA (g)	EUR	10,329	70,003
Pharmaceuticals – 0.0% (h)
Bioxcel Therapeutics, Inc. (g)		20,354	28,699
Total Common Stock			98,702
Warrants – 0.0% (h)
Biotechnology – 0.0% (h)
ADC Therapeutics – (Exercise price: $8.30, Expiration: 08/15/2032), (Acquired 8/15/2022, Cost $30,028) (b)(f)(g)		4,988	100
Mesoblast, Inc. – (Exercise Price: $7.26, Expiration: 11/19/2026), (Acquired 12/20/2021 – 1/10/2024, Cost $106,354) (b)(f)(g)		23,222	49,695
Seres Therapeutics, Inc. – (Exercise price: $6.69, Expiration: 04/27/2030), (Acquired 4/27/2023 – 4/22/2025, Cost $14,821) (b)(f)(g)		237	270
			50,065
Pharmaceuticals – 0.0% (h)
Bioxcel Therapeutics, Inc. – (Exercise price: $3.07, Expiration: 04/19/2029), (Acquired 3/20/2024, Cost $0) (b)(f)(g)		78	37
Bioxcel Therapeutics, Inc. – (Exercise price: $3.65, Expiration: 04/19/2029), (Acquired 4/28/2022 – 8/29/2025, Cost $0) (b)(f)(g)		274	132
			169
Total Warrants			50,234
TOTAL PRIVATE CREDIT (Cost $139,700,714)			139,159,400
____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	13

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT – 47.9%
Senior Loans (Syndicated) – 26.1% (a)
Aerospace & Defense – 0.2%
TransDigm, Inc., Senior Secured First Lien Tranche J Term Loan, 6.12% (1 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor)		505,237	$505,899
TransDigm, Inc., Senior Secured First Lien Tranche N Term Loan, 6.12% (1 mo. SOFR US + 2.50%), 02/10/2033, (0.00% Floor)		24,938	24,966
			530,865
Air Freight & Logistics – 0.2%
Radar Bidco Sarl, Senior Secured First Lien Tranche B4 Term Loan, 5.08% (3 mo. EURIBOR + 3.00%), 04/25/2031, (0.00% Floor)	EUR	410,000	471,685
Automobiles – 0.2%
MajorDrive Holdings IV LLC, Senior Secured First Lien Tranche B Term Loan, 8.08% (3 mo. SOFR US + 4.00%), 06/01/2028, (0.50% Floor)		580,590	558,952
Beverages – 0.4%
Pegasus Bidco BV, Senior Secured First Lien Tranche B Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 07/12/2032, (0.00% Floor)		555,443	556,371
Refresco, Senior Secured First Lien Tranche B Term Loan, 5.04% (1 mo. EURIBOR + 2.75%), 07/12/2032, (0.00% Floor)	EUR	434,985	499,713
			1,056,084
Building Products – 0.4%
Altadia Group Corporate SA, Senior Secured First Lien Tranche B Term Loan, 7.15% (6 mo. EURIBOR + 4.65%), 03/29/2029, (0.00% Floor)	EUR	300,000	318,642
BME Group Holding BV, Senior Secured First Lien Tranche B2 Term Loan, 6.90% (3 mo. EURIBOR + 4.75%), 12/27/2029, (0.00% Floor)	EUR	1,000,000	968,996
			1,287,638
Capital Markets – 0.3%
DRW Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 7.14% (1 mo. SOFR US + 3.50%), 06/26/2031, (0.00% Floor)		782,020	753,136
Chemicals – 2.2%
Akzo Nobel Specialty Chemicals, Senior Secured First Lien Tranche B Term Loan, 5.69% (3 mo. EURIBOR + 3.50%), 04/03/2028, (0.00% Floor)	EUR	35,028	40,127
Bond German Bidco 1 GmbH, First Lien Tranche B Term Loan, 5.72% (3 mo. EURIBOR + 3.75%), 06/24/2033	EUR	310,000	355,682
Ceramtec, Senior Secured First Lien Tranche B Term Loan, 5.98% (1 mo. EURIBOR + 3.75%), 03/16/2032, (0.00% Floor)	EUR	500,000	575,554
INEOS Finance PLC, Senior Secured First Lien Tranche B Term Loan, 5.40% (1 mo. EURIBOR + 3.50%), 06/23/2031, (0.00% Floor)	EUR	247,403	258,588

____________

See Notes to Consolidated Financial Statements.

14

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
INEOS Quattro Holdings UK Ltd., Senior Secured First Lien Tranche B Term Loan
6.43% (1 mo. EURIBOR + 4.25%), 01/29/2026, (0.00% Floor)	EUR	200,000	$195,903
6.68% (1 mo. EURIBOR + 4.50%), 03/29/2029, (0.00% Floor)	EUR	250,000	249,586
INEOS US Finance LLC, Senior Secured First Lien Tranche B Term Loan, 6.89% (1 mo. SOFR US + 3.25%), 02/19/2030, (0.00% Floor)		473,284	437,078
Kersia International, Senior Secured First Lien Tranche B Term Loan, 5.79% (3 mo. EURIBOR + 3.50%), 12/31/2030, (0.00% Floor)	EUR	500,000	575,760
Nobian Finance BV, Senior Secured First Lien Tranche B Term Loan
5.80% (6 mo. EURIBOR + 3.65%), 07/09/2029, (0.00% Floor)	EUR	185,000	203,401
5.84% (3 mo. EURIBOR + 3.40%), 07/15/2030, (0.00% Floor)	EUR	425,000	463,676
Nouryon Finance BV, Senior Secured First Lien Tranche B Term Loan
5.69% (1 mo. EURIBOR + 3.50%), 04/03/2028, (0.00% Floor)	EUR	87,667	100,430
5.79% (3 mo. EURIBOR + 3.50%), 04/03/2028, (0.00% Floor)	EUR	177,305	203,118
Rohm Holding GmbH, Senior Secured First Lien Term Loan, 7.15% (6 mo. EURIBOR + 5.00%) (or 0.25% PIK), 01/29/2029, (0.00% Floor)	EUR	486,184	541,451
SCIH Salt Holdings, Inc., Senior Secured First Lien Tranche B1 Term Loan, 6.35% (6 mo. SOFR US + 2.75%), 01/31/2029, (0.75% Floor)		679,907	681,515
SCIL IV LLC, Senior Secured First Lien Tranche B1 Term Loan, 6.20% (3 mo. EURIBOR + 4.00%), 10/29/2032, (0.00% Floor)	EUR	500,000	573,083
Touchdown Acquirer, Inc., Senior Secured First Lien Tranche B Term Loan, 6.16% (3 mo. SOFR US + 2.50%), 02/21/2031, (0.00% Floor)		316,404	313,998
Windsor Holdings III LLC, Senior Secured First Lien Tranche B Term Loan, 6.39% (1 mo. SOFR US + 2.75%), 08/01/2030, (0.00% Floor)		291,821	292,186
			6,061,136
Commercial Services & Supplies – 2.0%
Access CIG LLC, Senior Secured First Lien Term Loan, 7.64% (1 mo. SOFR US + 4.00%), 08/19/2030, (0.50% Floor)		604,772	539,572
Admiral Bidco GmbH, Senior Secured First Lien Tranche B Term Loan, 5.40% (1 mo. EURIBOR + 3.25%), 09/30/2032, (0.00% Floor)	EUR	380,000	437,812
Allied Universal Holdco LLC, Senior Secured First Lien Tranche B Term Loan, 6.89% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor)		727,667	728,864
Atlas Luxco, Senior Secured First Lien Tranche B Term Loan, 5.93% (1 mo. EURIBOR + 3.75%), 08/20/2032, (0.00% Floor)	EUR	545,875	629,780
Garda World Security Corp., Senior Secured First Lien Tranche B Term Loan, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029, (0.00% Floor)		728,206	728,206

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	15

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Gategroup Finance International Sarl, Senior Secured First Lien Tranche B Term Loan, 5.57% (3 mo. EURIBOR + 3.50%), 06/10/2032, (0.00% Floor)	EUR	275,000	$316,492
Luna 2 5SARL, Senior Secured First Lien Tranche B Term Loan, 5.58% (1 mo. EURIBOR + 3.50%), 06/28/2032, (0.00% Floor)	EUR	500,000	575,974
Talbot Participation SAS, Senior Secured First Lien Tranche B Term Loan, 5.29% (3 mo. EURIBOR + 3.00%), 07/27/2032, (0.00% Floor)	EUR	335,000	385,449
Trugreen LP, Senior Secured First Lien Tranche B Term Loan, 7.87% (3 mo. SOFR US + 4.00%), 11/02/2027, (0.75% Floor)		593,586	569,843
TTD Holding IV GmbH, Senior Secured First Lien Tranche B5 Term Loan, 5.79% (1 mo. EURIBOR + 3.50%), 10/29/2029, (0.00% Floor)	EUR	500,000	567,325
			5,479,317
Communications Equipment – 0.2%
Viasat, Inc., Senior Secured First Lien Tranche B Term Loan, 8.37% (1 mo. SOFR US + 4.50%), 03/05/2029, (0.50% Floor)		659,070	663,809
Construction & Engineering – 0.3%
Artera Services LLC, Senior Secured First Lien Term Loan, 8.14% (1 mo. SOFR US + 4.50%), 02/10/2031, (0.00% Floor)		311,056	275,972
Tiger Acquisition LLC, Senior Secured First Lien Tranche B Term Loan, 6.15% (1 mo. SOFR US + 2.50%), 08/23/2032, (0.00% Floor)		590,208	592,504
			868,476
Consumer Staples Distribution & Retail – 0.3%
Boots Group Bidco Ltd., Senior Secured First Lien Tranche B Term Loan, 5.63% (3 mo. EURIBOR + 3.25%), 08/30/2032, (0.00% Floor)	EUR	390,000	450,184
ZF Invest SAS, Senior Secured First Lien Tranche B Term Loan, 5.95% (3 mo. EURIBOR + 3.75%), 02/28/2033, (0.00% Floor)	EUR	255,000	291,163
			741,347
Containers & Packaging – 0.6%
Charter Next Generation, Inc., Senior Secured First Lien Tranche B Term Loan, 6.11% (1 mo. SOFR US + 2.50%), 12/02/2030, (0.75% Floor)		617,944	618,843
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Tranche B Term Loan
6.82% (1 mo. SOFR US + 3.18%), 04/13/2029, (0.50% Floor)		100,000	98,394
6.89% (1 mo. SOFR US + 3.25%), 04/01/2032, (0.00% Floor)		393,852	379,246
Proampac PG Borrower LLC, Senior Secured First Lien Tranche B Term Loan
7.66% (3 mo. SOFR US + 4.00%), 03/07/2033, (0.00% Floor)		371,560	365,986
7.67% (3 mo. SOFR US + 4.00%), 03/07/2033, (0.00% Floor)		153,440	151,139
			1,613,608

____________

See Notes to Consolidated Financial Statements.

16

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Distributors – 0.2%
Dealer Tire Financial LLC, Senior Secured First Lien Tranche B5 Term Loan, 6.64% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor)		487,104	$484,059
Diversified Consumer Services – 1.0%
AI Aqua Merger Sub, Inc., Tranche B Term Loan, 6.15% (1 mo. Term SOFR + 2.50%), 06/25/2033		450,000	450,254
AI Aqua Merger Sub, Inc., Senior Secured First Lien Tranche B Term Loan
6.12% (1 mo. SOFR US + 2.50%), 07/31/2028, (0.00% Floor)		262,767	262,832
6.16% (3 mo. SOFR US + 2.50%), 07/31/2028, (0.00% Floor)		264,088	264,153
Armorica Lux Sarl, Senior Secured First Lien Tranche B Term Loan, 7.08% (3 mo. EURIBOR + 4.93%), 07/28/2028, (0.00% Floor)	EUR	500,000	572,252
Cervantes Bidco SL, Senior Secured First Lien Tranche B Term Loan, 5.52% (6 mo. EURIBOR + 3.00%), 12/16/2031, (0.00% Floor)	EUR	425,000	488,201
HMH CO, Senior Secured First Lien Tranche B Term Loan, 11.82% (1 mo. SOFR US + 8.00%), 04/07/2028, (1.00% Floor) (b)		49,871	44,884
Houghton Mifflin Harcourt Co., Senior Secured First Lien Tranche B Term Loan, 9.11% (3 mo. SOFR US + 5.25%), 04/09/2029, (0.50% Floor)		429,259	341,062
KUEHG Corp., Senior Secured First Lien Tranche B Term Loan, 6.48% (3 mo. SOFR US + 2.75%), 06/12/2030, (0.50% Floor)		382,688	369,427
			2,793,065
Diversified Telecommunication Services – 0.4%
Altice France SA, Senior Secured First Lien Tranche B14 Term Loan, 9.08% (3 mo. EURIBOR + 6.88%), 05/15/2031, (0.00% Floor)	EUR	491,581	574,010
Numericable, Senior Secured First Lien Tranche B11 Term Loan, 7.80% (3 mo. SOFR US + 4.13%), 04/30/2028, (0.00% Floor)		348,831	350,722
Uniti Services LLC, Senior Secured First Lien Tranche B Term Loan, 7.64% (1 mo. SOFR US + 4.00%), 10/06/2032, (0.00% Floor)		110,295	111,122
			1,035,854
Electronic Equipment, Instruments & Components – 0.1%
Project Aurora US Finco, Inc., Senior Secured First Lien Tranche B Term Loan, 5.54% (3 mo. EURIBOR + 3.25%), 12/06/2032, (0.00% Floor)	EUR	310,000	357,053
Entertainment – 0.7%
City Football Group Ltd., Senior Secured First Lien Tranche B1 Term Loan, 7.04% (3 mo. SOFR US + 3.00%), 07/22/2030, (0.00% Floor)		720,963	719,972
Discovery Global Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 6.14% (1 mo. SOFR US + 2.50%), 05/27/2033, (0.00% Floor)		245,192	245,565

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	17

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
OAK-Eagle Acquireco, Inc., First Lien Tranche B Term Loan, 5.39% (3 mo. EURIBOR + 3.50%), 03/24/2033	EUR	500,000	$574,734
StubHub Holdco Sub LLC, Senior Secured First Lien Tranche B Term Loan, 8.39% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor)		541,833	546,065
			2,086,336
Financial Services – 0.3%
Apex Group Treasury Ltd., Senior Secured First Lien Tranche B Term Loan, 5.93% (1 mo. EURIBOR + 3.75%), 02/27/2032, (0.00% Floor)	EUR	105,000	116,704
Galaxy Bidco Ltd., Senior Secured First Lien Tranche B Term Loan, 6.24% (6 mo. EURIBOR + 3.75%), 12/17/2029, (0.00% Floor)	EUR	500,000	578,679
Nexus Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 7.64% (1 mo. SOFR US + 4.00%), 07/31/2031, (0.00% Floor)		99,749	96,774
			792,157
Food Products – 0.6%
Froneri Lux FinCo SARL, Senior Secured First Lien Tranche B3 Term Loan, 4.90% (6 mo. EURIBOR + 2.75%), 09/30/2031, (0.00% Floor)	EUR	500,000	569,130
POP Bidco SAS, Senior Secured First Lien Tranche B Term Loan, 5.90% (6 mo. EURIBOR + 3.75%), 11/26/2031, (0.00% Floor)	EUR	510,000	586,471
Upfield (Flora Food), Senior Secured First Lien Tranche B11 Term Loan, 9.06% (SONIA + 5.25%), 01/03/2028, (0.00% Floor)	GBP	500,000	635,371
			1,790,972
Ground Transportation – 0.2%
Kenan Advantage Group, Inc., Senior Secured First Lien Tranche B4 Term Loan, 6.89% (1 mo. SOFR US + 3.25%), 01/25/2029, (0.00% Floor)		698,424	700,750
Health Care Equipment & Supplies – 0.3%
Argent Bidco SAS, Senior Secured First Lien Tranche B Term Loan, 5.54% (3 mo. EURIBOR + 3.25%), 11/22/2032, (0.00% Floor)	EUR	500,000	576,297
Hopper Merger Sub, Inc., Senior Secured First Lien Tranche B Term Loan, 5.99% (3 mo. SOFR US + 2.25%), 04/07/2033, (0.00% Floor)		400,000	391,918
			968,215
Health Care Providers & Services – 2.7%
Almaviva Developpement SASU, Senior Secured First Lien Tranche B Term Loan, 6.54% (3 mo. EURIBOR + 4.25%), 04/29/2031, (0.00% Floor)	EUR	500,000	575,940
Baart Programs, Inc., Senior Secured First Lien Tranche DD Delay Draw Term Loan
8.99% (3 mo. SOFR US + 5.00%), 06/11/2027, (1.00% Floor) (b)		3,489	3,101
9.26% (3 mo. SOFR US + 5.00%), 06/11/2027, (1.00% Floor) (b)		697,772	620,180

____________

See Notes to Consolidated Financial Statements.

18

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Baart Programs, Inc., Senior Secured First Lien Tranche B Term Loan, 9.26% (3 mo. SOFR US + 5.00%), 06/11/2027, (1.00% Floor) (b)		225,074	$200,045
Baart Programs, Inc., Senior Secured Second Lien Tranche DD Delay Draw Term Loan
12.70% (3 mo. SOFR US + 8.50%), 06/11/2028, (1.00% Floor) (b)		109,025	3,271
14.76% (3 mo. SOFR US + 8.50%), 06/11/2028, (1.00% Floor) (b)		475,131	14,254
Celeste BidCo BV, Senior Secured First Lien Tranche B2 Term Loan, 5.92% (3 mo. EURIBOR + 3.75%), 07/02/2029, (0.00% Floor)	EUR	390,000	450,626
CHG Healthcare Services, Inc., Senior Secured First Lien Tranche B Term Loan, 6.66% (1 mo. SOFR US + 3.00%), 09/30/2031, (0.50% Floor)		603,825	604,739
Covetrus, Inc., Senior Secured First Lien Term Loan, 8.73% (3 mo. SOFR US + 5.00%), 10/15/2029, (0.50% Floor)		884,425	858,997
Elsan SAS, Senior Secured First Lien Tranche B Term Loan, 5.78% (3 mo. EURIBOR + 3.40%), 09/17/2031, (0.00% Floor)	EUR	135,000	152,592
Global Medical Response, Inc., Senior Secured First Lien Tranche B Term Loan, 6.89% (1 mo. SOFR US + 3.25%), 10/01/2032, (0.00% Floor)		436,313	437,949
Independent Vetcare, Senior Secured First Lien Tranche B13 Term Loan, 8.97% (SONIA + 5.00%), 12/12/2028, (0.00% Floor)	GBP	215,000	286,354
IVC Acquisition, Tranche B Term Loan, 7.64%, 12/12/2031		350,000	347,958
IVI America LLC, Senior Secured First Lien Tranche B9 Term Loan, 6.98% (3 mo. SOFR US + 3.25%), 04/09/2031, (0.00% Floor)		540,416	541,881
Schoen Klinik SE, Senior Secured First Lien Tranche B2 Term Loan, 5.13% (3 mo. EURIBOR + 3.00%), 01/10/2031, (0.00% Floor)	EUR	285,000	326,964
Southern Veterinary Partners LLC, Senior Secured First Lien Tranche B Term Loan, 6.16% (3 mo. SOFR US + 2.50%), 12/04/2031, (0.00% Floor)		481,553	481,666
Takecare Bidco SAS, Senior Secured First Lien Tranche B Term Loan, 5.38% (3 mo. EURIBOR + 3.25%), 12/17/2031, (0.00% Floor)	EUR	500,000	576,654
US Renal Care, Inc., Senior Secured First Lien Term Loan, 8.87% (1 mo. SOFR US + 5.00%), 06/28/2028, (0.00% Floor)		364,087	358,957
VetStrategy Canada Holdings, Inc., First Lien Tranche B Term Loan, 7.45% (3 mo. Term SOFR + 3.75%), 12/06/2028		782,131	777,567
			7,619,695
Health Care Technology – 0.8%
AthenaHealth Group, Inc., Senior Secured First Lien Tranche B Term Loan, 6.89% (1 mo. SOFR US + 3.25%), 02/17/2032, (0.00% Floor)		719,624	713,058
Cotiviti, Inc., Senior Secured First Lien Tranche B Term Loan, 6.37% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)		394,975	362,267

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	19

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
PointClickCare Technologies, Inc., Senior Secured First Lien Tranche B Term Loan, 6.41% (3 mo. SOFR US + 2.75%), 11/03/2031, (0.00% Floor)		481,059	$479,815
Zelis Payments Buyer, Inc., Senior Secured First Lien Tranche B Term Loan, 6.89% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor)		599,703	586,398
			2,141,538
Hotels, Restaurants & Leisure – 1.0%
Banijay, Senior Secured First Lien Tranche B Term Loan, 4.73% (3 mo. EURIBOR + 2.50%), 12/10/2031, (0.00% Floor)	EUR	500,000	573,977
Casper Bidco SASU, Senior Secured First Lien Tranche B Term Loan, 5.43% (1 mo. EURIBOR + 3.25%), 03/28/2031, (0.00% Floor)	EUR	345,000	396,784
Fertitta Entertainment LLC, Senior Secured First Lien Tranche B Term Loan, 6.89% (1 mo. SOFR US + 3.25%), 01/29/2029, (0.50% Floor)		174,091	174,110
Flynn Restaurant Group LP, Senior Secured First Lien Tranche B2 Term Loan, 7.39% (1 mo. SOFR US + 3.75%), 01/28/2032, (0.00% Floor)		726,396	720,236
Kingpin Intermediate Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 6.89% (1 mo. SOFR US + 3.25%), 09/22/2032, (0.00% Floor)		732,250	640,902
Tacala Investment Corp., Senior Secured First Lien Tranche B Term Loan, 6.62% (1 mo. SOFR US + 3.00%), 01/31/2031, (0.75% Floor)		358,570	359,330
			2,865,339
Household Durables – 0.2%
Hunter Douglas, Inc., Senior Secured First Lien Tranche B1 Term Loan, 6.73% (3 mo. SOFR US + 3.00%), 01/20/2032, (0.00% Floor)		610,366	611,068
Independent Power and Renewable Electricity Producers – 0.2%
EFS Cogen Holdings I LLC, Senior Secured First Lien Tranche B Term Loan, 6.23% (3 mo. SOFR US + 2.50%), 10/03/2031, (0.00% Floor)		484,580	486,155
Insurance – 1.0%
Acrisure LLC, Senior Secured First Lien Tranche B6 Term Loan, 6.64% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)		727,995	660,353
Amynta Agency Borrower, Inc., Senior Secured First Lien Tranche B Term Loan, 6.14% (1 mo. SOFR US + 2.50%), 12/29/2031, (0.00% Floor)		838,674	828,891
Asurion LLC, Senior Secured Second Lien Tranche B4 Term Loan, 9.28% (3 mo. SOFR US + 5.25%), 01/22/2029, (0.00% Floor)		290,701	288,085
Asurion LLC, Senior Secured First Lien Tranche B10 Term Loan, 7.86% (3 mo. SOFR US + 4.00%), 08/21/2028, (0.00% Floor)		287,474	287,504
Asurion LLC, Senior Secured First Lien Tranche B11 Term Loan, 8.11% (3 mo. SOFR US + 4.25%), 08/21/2028, (0.00% Floor)		11,778	11,783

____________

See Notes to Consolidated Financial Statements.

20

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Broadstreet Partners Group LLC, Senior Secured First Lien Tranche B4 Term Loan, 6.14% (1 mo. SOFR US + 2.50%), 06/16/2031, (0.00% Floor)		124,719	$120,713
CRC Insurance Group LLC, Senior Secured Second Lien Term Loan, 8.48% (3 mo. SOFR US + 4.75%), 05/06/2032, (0.00% Floor)		210,526	204,737
Trucordia Insurance Holdings LLC, First Lien Tranche B Term Loan, 6.90% (1 mo. Term SOFR + 3.25%), 06/17/2032		399,248	357,327
			2,759,393
Leisure Products – 0.2%
Peloton Interactive, Inc., Senior Secured First Lien Term Loan, 9.14% (1 mo. SOFR US + 5.50%), 05/30/2029, (0.00% Floor)		729,552	733,200
Life Sciences Tools & Services – 0.4%
PAREXEL International Corp., Senior Secured First Lien Tranche B Term Loan, 6.14% (1 mo. SOFR US + 2.50%), 12/12/2031, (0.50% Floor)		491,031	491,697
Star Parent, Inc., Senior Secured First Lien Tranche B Term Loan, 7.73% (3 mo. SOFR US + 4.00%), 09/30/2030, (0.00% Floor)		652,115	653,728
			1,145,425
Machinery – 0.5%
Delachaux Group SA, Senior Secured First Lien Tranche B Term Loan
5.28% (3 mo. EURIBOR + 3.25%), 04/16/2029, (0.00% Floor)	EUR	11,434	13,208
5.40% (3 mo. EURIBOR + 3.25%), 04/16/2029, (0.00% Floor)	EUR	209,075	241,516
TK Elevator Midco GmbH, Senior Secured First Lien Tranche B Term Loan, 5.15% (6 mo. EURIBOR + 3.00%), 04/30/2030, (0.00% Floor)	EUR	460,000	528,879
TK Elevator US Newco, Inc., Senior Secured First Lien Tranche B Term Loan, 6.48% (3 mo. SOFR US + 2.75%), 04/30/2030, (0.50% Floor)		248,750	250,111
TSG Solutions Holding SAS, Senior Secured First Lien Tranche B1 Term Loan, 5.40% (3 mo. EURIBOR + 3.25%), 05/28/2032, (0.00% Floor)	EUR	300,000	344,921
			1,378,635
Media – 1.5%
Century DE Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 6.66% (3 mo. SOFR US + 3.00%), 10/30/2030, (0.00% Floor)		343,910	342,775
Directv Financing LLC, Senior Secured First Lien Tranche EXT Term Loan, 9.44% (3 mo. SOFR US + 5.25%), 08/02/2029, (0.75% Floor)		648,452	652,914
McGraw-Hill Education, Inc., Senior Secured First Lien Tranche B2 Term Loan, 6.39% (1 mo. SOFR US + 2.75%), 08/06/2031, (0.50% Floor)		426,732	429,220
Nexstar Media, Inc., Senior Secured First Lien Tranche B7 Term Loan, 6.39% (1 mo. SOFR US + 2.75%), 03/21/2033, (0.00% Floor)		87,143	86,388

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	21

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
OverDrive, Inc., Senior Secured First Lien Tranche B Term Loan, 7.14% (1 mo. SOFR US + 3.50%), 12/16/2030, (0.00% Floor)		487,158	$489,036
Univision Communications, Inc., Senior Secured First Lien Tranche B Term Loan
7.12% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.75% Floor)		590,745	588,826
7.98% (3 mo. SOFR US + 4.25%), 06/25/2029, (0.50% Floor)		482,412	482,653
Virgin Media Bristol LLC, Senior Secured First Lien Tranche Y Term Loan, 7.07% (6 mo. SOFR US + 3.18%), 03/31/2031, (0.00% Floor)		320,000	284,845
WideOpenWest Finance LLC, Senior Secured First Lien Term Loan, 7.19% (3 mo. SOFR US + 3.00%), 12/11/2028, (1.50% Floor)		470,431	431,032
WideOpenWest Finance LLC, Senior Secured First Lien Tranche B Term Loan, 11.19% (3 mo. SOFR US + 7.00%), 12/11/2028, (1.50% Floor)		334,667	339,896
			4,127,585
Oil, Gas & Consumable Fuels – 0.7%
Calcasieu Pass Funding LLC, Senior Secured First Lien Tranche B Term Loan, 6.95% (6 mo. SOFR US + 3.25%), 04/11/2033, (0.00% Floor)		500,000	502,050
Freeport LNG Investments LLLP, Senior Secured First Lien Term Loan, 6.93% (3 mo. SOFR US + 3.25%), 01/31/2033, (0.00% Floor)		850,000	852,656
Traverse Midstream Partners LLC, Senior Secured First Lien Tranche B Term Loan, 6.16% (3 mo. SOFR US + 2.50%), 02/16/2028, (0.50% Floor)		498,782	500,340
			1,855,046
Personal Care Products – 0.2%
ONE Development Corp., Inc., Senior Secured First Lien Term Loan, 7.14% (1 mo. SOFR US + 3.50%), 08/15/2028, (0.00% Floor)		498,750	499,131
			499,131
Pharmaceuticals – 0.9%
Althea Acquisition Bidco SARL, Senior Secured First Lien Tranche B Term Loan, 5.54% (3 mo. EURIBOR + 3.25%), 01/10/2033, (0.00% Floor)	EUR	550,000	631,570
Curium Bidco Sarl, Senior Secured First Lien Tranche B Term Loan, 6.73% (3 mo. SOFR US + 3.00%), 08/07/2031, (0.00% Floor)		658,804	659,216
Financiere Verdi I SASU, Senior Secured First Lien Tranche B Term Loan, 6.54% (3 mo. EURIBOR + 4.25%), 12/30/2030, (0.00% Floor)	EUR	433,139	500,626
LSF12 Pillar Investments SARL, First Lien Tranche B Term Loan, 5.77% (3 mo. EURIBOR + 3.75%), 05/16/2033	EUR	415,000	476,124
Pharmanovia Bidco Ltd., Senior Secured First Lien Tranche B3 Term Loan, 6.46% (3 mo. EURIBOR + 4.25%), 02/06/2030, (0.00% Floor)	EUR	300,000	229,449
			2,496,985

____________

See Notes to Consolidated Financial Statements.

22

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Professional Services – 1.6%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 10.04% (3 mo. SOFR US + 6.00%), 04/18/2030, (0.00% Floor)		469,641	$420,329
Blackhawk Network Holdings, Inc., Senior Secured First Lien Tranche B3 Term Loan, 7.14% (1 mo. SOFR US + 3.50%), 03/12/2029, (0.00% Floor)		582,981	581,252
Dayforce Bidco LLC, Senior Secured First Lien Tranche B Term Loan, 6.66% (3 mo. SOFR US + 3.00%), 02/04/2033, (0.00% Floor)		500,000	457,360
DTI Holdco, Inc., Senior Secured First Lien Tranche B Term Loan, 7.64% (1 mo. SOFR US + 4.00%), 04/26/2029, (0.75% Floor)		246,127	224,960
Eisner Advisory Group LLC, Senior Secured First Lien Tranche B Term Loan, 7.64% (1 mo. SOFR US + 4.00%), 02/28/2031, (0.50% Floor)		563,834	554,948
Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 7.23% (3 mo. SOFR US + 3.50%), 06/25/2029, (0.50% Floor)		766,210	771,317
Grant Thornton Advisors LLC, Senior Secured First Lien Tranche B Term Loan, 6.39% (1 mo. SOFR US + 2.75%), 05/30/2031, (0.00% Floor)		390,557	372,617
Planet US Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 6.66% (3 mo. SOFR US + 3.00%), 02/10/2031, (0.00% Floor)		482,831	485,209
Project Alpha Intermediate Holding, Senior Secured First Lien Tranche B Term Loan, 6.98% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)		384,535	280,903
Skopima Consilio Parent LLC, Senior Secured First Lien Term Loan, 7.39% (1 mo. SOFR US + 3.75%), 05/17/2028, (0.50% Floor)		293,398	243,337
			4,392,232

Software – 2.1%
Avalara, Inc., Senior Secured First Lien Tranche B Term Loan, 6.23% (3 mo. SOFR US + 2.50%), 03/29/2032, (0.00% Floor)		720,600	691,776
Boxer Parent Co., Inc., Senior Secured First Lien Tranche B Term Loan, 6.42% (3 mo. SOFR US + 2.75%), 07/30/2031, (0.00% Floor)		127,388	115,140
Capstone Borrower, Inc., Senior Secured First Lien Tranche B Term Loan, 6.48% (3 mo. SOFR US + 2.75%), 06/17/2030, (0.00% Floor)		371,870	357,629
Castle US Holding Corp., Senior Secured First Lien Tranche B1 Term Loan, 6.48% (3 mo. EURIBOR + 4.25%), 05/31/2030, (0.00% Floor)	EUR	216,674	110,788
Cloud Software Group, Inc., Senior Secured First Lien Tranche B2 Term Loan, 6.98% (3 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor)		278,581	245,151
Hudson River Trading LLC, Senior Secured First Lien Tranche B2 Term Loan, 6.14% (1 mo. SOFR US + 2.50%), 03/18/2030, (0.00% Floor)		199,499	198,368

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	23

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Icon Parent, Inc., Senior Secured First Lien Tranche B Term Loan, 6.45% (3 mo. SOFR US + 2.75%), 11/13/2031, (0.00% Floor)		267,135	$250,480
Kaseya, Inc., Senior Secured First Lien Tranche B Term Loan, 6.91% (3 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor)		470,150	365,932
McAfee Corp., Senior Secured First Lien Tranche B2 Term Loan, 5.65% (3 mo. EURIBOR + 3.50%), 03/01/2029, (0.00% Floor)	EUR	489,443	517,917
McAfee Corp., Senior Secured First Lien Tranche B1 Term Loan, 6.64% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)		333,190	297,039
Mitchell International, Inc., Senior Secured First Lien Tranche B Term Loan, 6.64% (1 mo. SOFR US + 3.00%), 06/17/2031, (0.50% Floor)		603,291	576,034
Mitchell International, Inc., Senior Secured Second Lien Term Loan, 8.89% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.50% Floor)		310,000	286,285
Polaris Newco LLC, Senior Secured First Lien Tranche B Term Loan, 6.15% (3 mo. EURIBOR + 4.00%), 06/05/2028, (0.00% Floor)	EUR	238,125	236,427
Proofpoint, Inc., Senior Secured First Lien Tranche B Term Loan, 6.73% (3 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)		685,662	663,233
UKG, Inc., Senior Secured First Lien Tranche B Term Loan, 5.91% (3 mo. SOFR US + 2.25%), 02/10/2031, (0.00% Floor)		756,158	713,881
Zodiac Purchaser LLC, Senior Secured First Lien Tranche B Term Loan, 7.14% (1 mo. SOFR US + 3.50%), 02/17/2032, (0.00% Floor)		238,200	219,144
			5,845,224
Specialty Retail – 0.8%
EG America LLC, Senior Secured First Lien Tranche B Term Loan, 6.92% (3 mo. SOFR US + 3.25%), 02/10/2031, (0.00% Floor)		605,000	607,931
LS Group OpCo Acquistion LLC, Senior Secured First Lien Tranche B1 Term Loan, 6.17% (3 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)		338,937	338,190
Motor Fuel Group, Senior Secured First Lien Tranche B10 Term Loan, 8.48% (SONIA + 4.75%), 04/29/2029, (0.00% Floor)	GBP	350,000	466,536
Motor Fuel Group, 8.48%, 06/30/2031	GBP	150,000	199,944
PetSmart LLC, Senior Secured First Lien Tranche B Term Loan, 7.65% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor)		266,133	266,189
Wand NewCo 3, Inc., Senior Secured First Lien Tranche B2 Term Loan, 6.14% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor)		311,808	311,808
			2,190,598
____________

See Notes to Consolidated Financial Statements.

24

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Trading Companies & Distributors – 0.2%
Renta Group, Senior Secured First Lien Tranche B3 Term Loan, 5.30% (3 mo. EURIBOR + 3.00%), 07/08/2030, (0.00% Floor)	EUR	500,000	$573,797
Total Senior Loans (Syndicated)			72,815,560
High Yield – 21.7% (a)
Automobile Components – 0.3%
Dorman Products, Inc., 6.25%, 06/15/2034 (d)		275,000	278,503
Goodyear Tire & Rubber Co., 8.88%, 07/15/2032		275,000	277,569
IHO Verwaltungs GmbH, 7.00% (or 7.75% PIK), 11/15/2031	EUR	305,000	373,325
			929,397
Automobiles – 0.6%
JB Poindexter & Company, Inc., 8.75%, 12/15/2031 (d)		730,000	751,444
Nissan Motor Co. Ltd.
7.50%, 07/17/2030 (d)		290,000	299,141
8.13%, 07/17/2035 (d)		580,000	614,487
			1,665,072
Broadline Retail – 0.3%
B&M European Value Retail PLC, 6.50%, 11/27/2031	GBP	295,000	386,044
QVC, Inc., 6.88%, 04/15/2029 (d)(i)		1,163,000	569,870
			955,914
Building Products – 0.1%
LBM Acquisition LLC, 6.25%, 01/15/2029 (d)		395,000	287,438
Capital Markets – 0.1%
Osaic Holdings, Inc.
6.75%, 08/01/2032 (d)		15,000	15,034
8.00%, 08/01/2033 (d)		350,000	351,554
			366,588
Chemicals – 0.9%
INEOS Finance PLC, 6.38%, 04/15/2029	EUR	200,000	225,499
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030	EUR	335,000	322,936
Nouryon Finance BV, 6.13%, 07/15/2031	EUR	116,000	134,756
Nufarm Australia Ltd., 5.00%, 01/27/2030 (d)		820,000	783,491
Olympus Water US Holding Corp., 6.13%, 02/15/2033	EUR	154,000	177,198

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	25

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Perimeter Holdings LLC, 6.25%, 01/15/2034 (d)		760,000	$759,070
Windsor Holdings III LLC, 8.50%, 06/15/2030 (d)		2,000	2,084
			2,405,034
Commercial Services & Supplies – 1.0%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (d)		900,000	941,327
Garda World Security Corp., 8.38%, 11/15/2032 (d)		445,000	455,691
Iron Mountain, Inc., 6.25%, 01/15/2035 (d)		135,000	135,695
Luna 2 5SARL, 5.50%, 07/01/2032	EUR	400,000	464,860
TMS International Corp., 6.25%, 04/15/2029 (d)		640,000	640,889
			2,638,462
Consumer Finance – 1.1%
FirstCash, Inc., 6.13%, 05/01/2034 (d)		590,000	587,595
goeasy Ltd.
6.88%, 05/15/2030 (d)		275,000	244,984
7.38%, 10/01/2030 (d)		190,000	171,279
Kona Spc Ltd., 9.66% (Daily SOFR + 6.00%), 04/18/2029 (b)		2,000,000	1,998,200
			3,002,058
Consumer Staples Distribution & Retail – 0.3%
Boots Group Finco LP, 5.38%, 08/31/2032	EUR	320,000	376,289
Eroski S Coop, 5.75%, 05/15/2031	EUR	267,000	318,275
			694,564
Containers & Packaging – 0.5%
Guala Closures SpA, 6.40% (3 mo. EURIBOR + 4.00%), 06/29/2029, (0.00% Floor) (d)	EUR	250,000	288,566
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/2033 (d)		570,000	584,324
Sword Purchaser LLC, 8.25%, 04/15/2033 (d)		445,000	460,727
			1,333,617
Distributors – 0.1%
CT Investment GmbH, 6.38%, 04/15/2030	EUR	123,000	144,875

____________

See Notes to Consolidated Financial Statements.

26

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Diversified Consumer Services – 0.2%
Aegis Lux 1a Sarl, 5.63% (or 6.38% PIK), 10/29/2031	EUR	394,000	$458,077
Diversified Telecommunication Services – 0.8%
Cogent Communications Group LLC, 6.50%, 07/01/2032 (d)		151,000	136,051
eircom Finance DAC, 5.00%, 04/30/2031	EUR	363,000	420,595
Level 3 Financing, Inc.
7.00%, 03/31/2034 (d)		415,000	428,208
8.50%, 01/15/2036 (d)		160,000	171,941
7.50%, 02/15/2037 (d)		440,000	452,003
Telefonica Europe BV, 6.75% to 09/07/2031 then 8 yr. Swap Rate EUR + 3.62%, Perpetual	EUR	300,000	377,408
Zayo Group Holdings, Inc., 6.25% (5.75% Cash and 0.50% PIK until 03/30/2027), 03/09/2030 (d)		184,864	184,793
			2,170,999
Electric Utilities – 0.2%
VoltaGrid LLC, 7.38%, 11/01/2030 (d)		645,000	669,933
Electrical Equipment – 0.1%
Cyprium Corp., 6.38%, 04/15/2034 (d)		215,000	215,108
Energy Equipment & Services – 0.2%
Kraken Oil & Gas Partners LLC, 7.13%, 05/15/2031 (d)		145,000	141,874
Oceaneering International, Inc., 6.88%, 07/15/2034 (d)		275,000	279,488
			421,362
Entertainment – 0.4%
Discovery Global Holdings, Inc., 5.05%, 03/15/2042		435,000	319,212
OAK-Eagle Acquireco, Inc.
7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033		500,000	501,795
6.25%, 07/01/2033	EUR	322,000	386,151
			1,207,158
Financial Services – 0.4%
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (d)		305,000	294,750
PennyMac Financial Services, Inc., 6.88%, 02/15/2033 (d)		300,000	292,738
Rocket Cos., Inc., 6.13%, 08/01/2031 (d)		135,000	137,976
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (d)		430,000	449,886
			1,175,350

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	27

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Food Products – 1.0%
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (d)		585,000	$590,494
9.63%, 09/15/2032 (d)		290,000	284,795
Flora Food Management BV, 6.88%, 07/02/2029	EUR	160,000	178,840
Froneri Lux FinCo SARL, 4.75%, 08/01/2032	EUR	416,000	464,358
Irca SpA, 6.15% (3 mo. EURIBOR + 3.75%), 12/15/2029, (0.00% Floor) (d)	EUR	500,000	576,140
Roquette Freres SA, 5.49% to 02/25/2030 then 5 yr. Swap Rate EUR + 3.25%, Perpetual	EUR	300,000	347,862
Sammontana Italia SpA, 5.95% (3 mo. EURIBOR + 3.75%), 10/15/2031, (0.00% Floor) (d)	EUR	175,000	201,714
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (d)		135,000	136,796
			2,780,999
Health Care Providers & Services – 1.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (d)		923,000	951,311
Community Health Systems, Inc.
10.88%, 01/15/2032 (d)		228,000	245,828
9.75%, 01/15/2034 (d)		480,000	501,759
LifePoint Health, Inc., 8.38%, 02/15/2032 (d)		705,000	734,728
Mehilainen Yhtiot Oy, 5.13%, 06/30/2032	EUR	410,000	473,756
Nidda Healthcare Holding GmbH
5.38%, 10/23/2030	EUR	397,000	457,546
5.70% (3 mo. EURIBOR + 3.50%), 12/09/2032	EUR	420,000	481,743
RAY Financing LLC, 6.50%, 07/15/2031	EUR	395,000	456,268
			4,302,939
Health Care REITs – 0.2%
MPT Operating Partnership LP
5.00%, 10/15/2027		150,000	145,588
4.63%, 08/01/2029		185,000	148,846
8.50%, 02/15/2032 (d)		340,000	348,327
			642,761
Hotel & Resort REITs – 0.3%
Service Properties Trust, 8.63%, 11/15/2031 (d)		745,000	785,159

____________

See Notes to Consolidated Financial Statements.

28

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Hotels, Restaurants & Leisure – 2.5%
Betclic Everest Group SAS, 5.13%, 12/10/2031	EUR	387,000	$449,929
Bloomin’ Brands, Inc., 5.13%, 04/15/2029 (d)		790,000	753,429
Cirsa Finance International Sarl, 4.88%, 10/15/2031	EUR	192,000	223,527
CPUK Finance Ltd., 6.88%, 08/28/2032	GBP	229,000	306,799
Gaia Purchaser, Inc., 7.63%, 07/15/2033 (d)		555,000	561,709
Hilton Grand Vacations Borrower LLC, 4.88%, 07/01/2031 (d)		805,000	757,087
LHMC Finco 2 Sarl, 8.63% (or 9.38% PIK), 05/15/2030	EUR	104,766	123,526
Lottomatica Group SpA, 4.63%, 04/30/2032	EUR	102,000	117,427
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (d)		945,000	939,731
Motel One GmbH, 7.75%, 04/02/2031	EUR	368,000	448,553
NCL Corp. Ltd., 6.25%, 09/15/2033 (d)		465,000	451,870
Sani/Ikos Financial Holdings, 7.25%, 07/31/2030	EUR	325,000	385,835
Six Flags Entertainment Corp, 7.25%, 05/15/2031 (d)		920,000	915,147
TUI Cruises GmbH
6.25%, 04/15/2029	EUR	285,000	336,057
5.00%, 05/15/2030	EUR	100,000	116,104
			6,886,730
Household Durables – 0.2%
Weekley Homes LLC, 6.75%, 01/15/2034 (d)		345,000	346,349
Whirlpool Corp.
4.75%, 02/26/2029		83,000	77,521
7.50%, 07/01/2031 (d)		185,000	187,673
			611,543
Independent Power and Renewable Electricity Producers – 0.4%
California Buyer Ltd., 5.63%, 02/15/2032	EUR	372,000	432,766
Talen Energy Supply LLC, 6.13%, 05/01/2031 (d)		440,000	440,191
XPLR Infrastructure Operating Partners LP, 7.75%, 04/15/2034 (d)		305,000	321,205
			1,194,162

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	29

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Insurance – 0.4%
Ardonagh Finco Ltd, 6.88%, 02/15/2031	EUR	390,000	$450,192
Asurion LLC, 8.00%, 12/31/2032 (d)		450,000	453,767
Howden UK Refinance PLC, 7.25%, 02/15/2031 (d)		216,000	209,397
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (d)		65,000	64,831
			1,178,187
Life Sciences Tools & Services – 0.1%
Eurofins Scientific SE, 5.75% to 04/04/2032 then 3 mo. EURIBOR + 3.19%, Perpetual	EUR	320,000	385,119
Machinery – 0.1%
Columbus McKinnon Corp., 7.13%, 02/01/2033 (d)		50,000	50,146
IMA Industria Macchine Automatiche SpA, 5.95% (3 mo. EURIBOR + 3.75%), 04/15/2029 (d)	EUR	220,000	255,090
			305,236
Media – 1.5%
AMC Networks, Inc., 10.50%, 07/15/2032 (d)		272,000	279,772
Block Communications, Inc., 10.25%, 03/01/2031 (d)		285,000	260,906
CCO Holdings LLC
7.38%, 03/01/2031 (d)		290,000	290,893
7.00%, 02/01/2033 (d)		510,000	500,573
4.50%, 06/01/2033 (d)		324,000	281,357
CSC Holdings LLC, 5.50%, 04/15/2027 (d)		365,000	244,864
Gray Media, Inc.
9.63%, 07/15/2032 (d)		310,000	299,469
7.25%, 08/15/2033 (d)		595,000	586,401
Nexstar Media, Inc.
6.50%, 09/15/2033 (d)		220,000	220,132
7.25%, 04/15/2034 (d)		70,000	69,891
Univision Communications, Inc.
7.38%, 06/30/2030 (d)		605,000	607,134
9.38%, 08/01/2032 (d)		145,000	147,444
Virgin Media Financing PLC, 5.63%, 04/15/2032	EUR	235,000	236,665
Virgin Media Secured Finance PLC, 5.25%, 05/15/2029	GBP	140,000	177,943
			4,203,444

____________

See Notes to Consolidated Financial Statements.

30

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Oil, Gas & Consumable Fuels – 0.8%
Comstock Resources, Inc., 6.75%, 03/01/2029 (d)		635,000	$623,860
CVR Energy, Inc., 7.50%, 02/15/2031 (d)		150,000	149,395
Northern Oil & Gas, Inc., 7.88%, 10/15/2033 (d)		630,000	626,434
Venture Global LNG, Inc.
8.38%, 06/01/2031 (d)		97,000	101,006
6.38%, 12/15/2034 (d)		365,000	358,924
Venture Global Plaquemines LNG LLC
6.50%, 06/15/2034 (d)		225,000	234,512
6.75%, 01/15/2036 (d)		245,000	259,891
			2,354,022
Paper & Forest Products – 0.2%
WEPA Hygieneprodukte GmbH, 4.50%, 11/30/2032	EUR	437,000	489,388
Passenger Airlines – 0.6%
Spirit Airlines Pass Through Trust, 11.00%, 02/15/2030		1,861,735	1,582,475
Personal Care Products – 0.4%
BellRing Brands, Inc., 7.00%, 03/15/2030 (d)		715,000	715,409
Opal Bidco SAS, 5.50%, 03/31/2032	EUR	435,000	514,165
			1,229,574
Pharmaceuticals – 1.0%
1261229 BC Ltd., 10.00%, 04/15/2032 (d)		930,000	942,560
Cheplapharm Arzneimittel GmbH
7.03% (3 mo. EURIBOR + 4.75%), 05/15/2030, (0.00% Floor) (d)	EUR	210,000	242,648
7.50%, 05/15/2030	EUR	300,000	355,733
Dolcetto Holdco SpA, 5.63%, 07/14/2032	EUR	395,000	455,436
LSF12 Pillar Investments US, Inc., 5.75%, 05/15/2033	EUR	500,000	568,591
Neopharmed Gentili SPA, 5.54% (3 mo. EURIBOR + 3.25%), 06/29/2033, (0.00% Floor) (d)	EUR	155,000	179,330
			2,744,298
Professional Services – 0.1%
TriNet Group, Inc., 7.13%, 08/15/2031 (d)		145,000	145,926
Real Estate Management & Development – 0.2%
Anywhere Real Estate Group LLC
5.25%, 04/15/2030 (d)		335,000	323,520
7.00%, 04/15/2030 (d)		335,000	338,798
			662,318

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	31

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Software – 0.8%
Cedacri SpA, 7.78% (3 mo. EURIBOR + 5.50%), 05/15/2028, (0.00% Floor) (d)	EUR	200,000	$221,737
Cloud Software Group, Inc., 6.50%, 03/31/2029 (d)		469,000	455,409
Dye & Durham Ltd., 8.63%, 04/15/2029 (d)		410,000	287,701
Fair Isaac Corp., 6.25%, 09/15/2034 (d)		300,000	295,678
Rocket Software, Inc.
9.00%, 11/28/2028 (d)		205,000	203,948
6.50%, 02/15/2029 (d)		240,000	216,311
TeamSystem SpA, 5.45% (3 mo. EURIBOR + 3.25%), 07/01/2032, (0.00% Floor) (d)	EUR	500,000	562,439
			2,243,223
Specialty Retail – 0.8%
Advance Auto Parts, Inc.
7.00%, 08/01/2030 (d)		315,000	323,178
7.38%, 08/01/2033 (d)		470,000	487,453
CD&R Firefly Bidco, 8.63%, 04/30/2029	GBP	279,000	381,696
PetSmart LLC, 7.50%, 09/15/2032 (d)		644,000	644,604
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (d)		280,000	289,758
			2,126,689
Textiles, Apparel & Luxury Goods – 0.2%
Beach Acquisition Bidco LLC, 5.25%, 07/15/2032	EUR	357,000	415,987
Trading Companies & Distributors – 0.5%
Equipmentshare.Com Inc., 8.00%, 03/15/2033 (d)		992,000	1,016,373
Kapla Holding SAS, 5.13%, 04/30/2032	EUR	385,000	443,398
			1,459,771
Transportation Infrastructure – 0.3%
Arena Luxembourg Finance Sarl, 4.50%, 06/30/2031	EUR	336,000	387,239
Heathrow Finance PLC, 6.63%, 03/01/2031	GBP	350,000	465,683
			852,922
Total High Yield			60,323,878
Investment Grade Bonds – 0.1%
Chemicals – 0.1%
FMC Corp., 8.00%, 06/01/2031 (d)		265,000	275,995
TOTAL CORPORATE CREDIT (Cost $136,201,724)			133,415,433

____________

See Notes to Consolidated Financial Statements.

32

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
STRUCTURED CREDIT – 31.0%
Collateralized Loan Obligations – 11.1%
Adagio CLO, Series IX-X, Class E, 8.42% (3 mo. EURIBOR + 6.02%), 09/15/2034, (6.02% Floor)	EUR	1,000,000	$1,113,605
Anchorage Credit Funding Ltd., Series 2019-7A, Class SUB1, 11.67%, 04/25/2037 (d)(j)		1,000,000	40,018
Ares European CLO, Series 21A, Class E, 6.95% (3 mo. EURIBOR + 4.75%), 04/15/2038, (4.75% Floor) (d)	EUR	1,000,000	1,127,356
Birch Grove CLO, Series 2021-3A, Class ER, 8.83% (3 mo. Term SOFR + 5.15%), 01/19/2038, (5.15% Floor) (d)		1,000,000	942,450
Carlyle Global Market Strategies, Series 2021-1A, Class DR, 10.97% (3 mo. Term SOFR + 7.30%), 01/15/2040, (7.30% Floor) (d)		1,000,000	1,002,632
CBAM Ltd., Series 2019-9A, Class ER, 10.72% (3 mo. Term SOFR + 7.05%), 07/15/2037, (7.05% Floor) (d)		1,300,000	1,297,337
Dryden CLO, Series 2017-27X, Class ER, 8.06% (3 mo. EURIBOR + 5.86%), 04/15/2033, (5.86% Floor)	EUR	500,000	565,600
Elmwood CLO Ltd., Series 2019-3A, Class DRR, 6.78% (3 mo. Term SOFR + 3.10%), 07/18/2037, (3.10% Floor) (d)		1,750,000	1,752,980
Fortress Credit BSL Ltd., Series 2022-2A, Class DR, 8.43% (3 mo. Term SOFR + 4.75%), 10/18/2033, (4.75% Floor) (d)		1,000,000	995,848
Gallatin CLO Ltd., Series 2024-1A, Class D1, 7.68% (3 mo. Term SOFR + 4.00%), 10/20/2037, (4.00% Floor) (d)		1,000,000	1,003,416
Halsey Point CLO Ltd., Series 2024-8A, Class E, 10.50% (3 mo. Term SOFR + 6.84%), 01/30/2038, (6.84% Floor) (d)		1,000,000	948,766
Harvest CLO, Series 26A, Class E, 8.32% (3 mo. EURIBOR + 6.12%), 01/15/2034, (6.12% Floor) (d)	EUR	500,000	573,167
ICG US CLO Ltd. Series 2020-1A, Class DR, 7.54% (3 mo. Term SOFR + 3.86%), 01/20/2035, (3.60% Floor) (d)		1,000,000	988,095
Series 2020-1A, Class ER, 11.39% (3 mo. Term SOFR + 7.71%), 01/20/2035, (7.45% Floor) (d)		1,000,000	904,217
Kennedy Lewis CLO Ltd., Series 2A, Class ER2, 11.01% (3 mo. Term SOFR + 7.35%), 10/22/2037, (7.35% Floor) (d)		1,200,000	1,179,869
Marble Point CLO, Series 2021-4A, Class E, 11.22% (3 mo. Term SOFR + 7.55%), 01/22/2035, (7.29% Floor) (d)		1,750,000	1,567,139
Monroe Capital CLO Ltd., Series 2022-1A, Class E, 11.96% (3 mo. Term SOFR + 8.32%), 02/24/2034, (8.32% Floor) (d)		1,000,000	974,687

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	33

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
STRUCTURED CREDIT (continued)
Mountain View CLO Ltd., Series 2024-1A, Class E, 11.27% (3 mo. Term SOFR + 7.59%), 10/16/2037, (7.59% Floor) (d)		1,000,000	$1,005,507
Oak Hill European Credit Partners
Series 2016-5A, Class ER, 8.57% (3 mo. EURIBOR + 6.37%), 01/21/2035, (6.37% Floor) (d)	EUR	1,750,000	2,030,464
Series 2016-5A, Class FR, 11.07% (3 mo. EURIBOR + 8.87%), 01/21/2035, (8.87% Floor) (d)	EUR	1,000,000	1,147,843
Octagon Investment Partners Ltd., Series 2017-1A, Class ER3, 10.94% (3 mo. Term SOFR + 7.27%), 10/31/2037, (7.27% Floor) (d)		1,000,000	997,757
Rockford Tower Europe CLO, Series 2021-1A, Class E, 8.20% (3 mo. EURIBOR + 5.96%), 04/20/2034, (5.96% Floor) (d)	EUR	500,000	578,945
Symphony CLO Ltd., Series 2012-9A, Class ER2, 10.89% (3 mo. Term SOFR + 7.21%), 07/16/2032, (0.00% Floor) (d)		438,000	370,503
TCW CLO Ltd.
Series 2019-2A, Class ER2, 9.93% (3 mo. Term SOFR + 6.25%), 01/20/2038, (6.25% Floor) (d)		1,250,000	1,153,239
Series 2021-1A, Class ER1, 10.43% (3 mo. Term SOFR + 6.75%), 01/20/2038, (6.75% Floor) (d)		1,000,000	912,124
Toro European CLO, Series 3X, Class ERR, 8.50% (3 mo. EURIBOR + 6.30%), 07/15/2034, (6.30% Floor)	EUR	1,500,000	1,645,281
Trinitas CLO Ltd.
Series 2021-18A, Class D, 7.54% (3 mo. Term SOFR + 3.86%), 01/20/2035, (3.60% Floor) (d)		2,000,000	1,974,228
Series 2022-21A, Class ER, 9.18% (3 mo. Term SOFR + 5.50%), 04/20/2038 (d)		1,000,000	965,840
Wind River CLO Ltd., Series 2020-1A, Class ER, 11.10% (3 mo. Term SOFR + 7.42%), 07/20/2037, (7.42% Floor) (d)		1,000,000	1,001,076
Total Collateralized Loan Obligations			30,759,989
Asset-Backed Securities – 9.7%
Financials – 8.6%
Adams Outdoor Advertising LP, Series 2023-1, Class C, 11.71%, 07/15/2053 (d)		2,000,000	2,040,836
Avis Budget Car Rental LLC
Series 2026-1A, Class D, 6.53%, 08/20/2030 (d)		360,000	356,349
Series 2026-2A, Class D, 7.04%, 08/20/2032 (d)		150,000	148,122
BUTTERCUP LLC, Series 2023-1, 6.50%, 09/30/2030 (b)(d)		1,344,371	1,345,043
CPS Auto Trust, Series 2025-D, Class E, 7.69%, 05/16/2033 (d)		1,000,000	1,014,815

____________

See Notes to Consolidated Financial Statements.

34

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
STRUCTURED CREDIT (continued)
EnFin Residential Solar Receivables Trust, Series 2024-2A, Class A, 5.98%, 09/20/2055 (d)	497,137	$441,141
Firstlight Issuer LLC, Series 2026-1A, Class C, 7.54%, 06/20/2056 (d)	685,000	689,138
Helios Issuer LLC, Series 2020-1A, Class B, 5.54%, 02/01/2055 (d)	901,444	813,362
Hertz Corp.
Series 2023-4A, Class D, 9.44%, 03/25/2030 (d)	1,000,000	1,039,729
Series 2024-2A, Class D, 9.41%, 01/27/2031 (d)	1,000,000	1,039,252
Horizon Aircraft Finance Ltd.
Series 2018-1, Class A, 4.46%, 12/15/2038 (d)	272,485	271,477
Series 2019-2, Class A, 3.43%, 11/15/2039 (d)	544,721	530,885
Lunar Aircraft Ltd., Series 2020-1A, Class C, 6.41%, 02/15/2045 (d)	14,883	14,859
METAL Ltd.
Series 2017-1, Class A, 4.58%, 10/15/2042 (d)	1,200,042	845,910
Series 2017-1, Class B, 6.50%, 10/15/2042 (d)	284,797	59,779
Metronet Systems Holdings LLC, Series 2026-1A, Class C, 7.10%, 04/20/2056 (d)	535,000	537,111
Mosaic Solar Loan Trust, Series 2024-2A, Class C, 8.50%, 04/22/2052 (d)	1,500,000	817,141
PAR Issuer Trust, Series 2026-2A, Class B, 8.47%, 04/15/2034 (d)	500,000	499,951
PMCIT
Series 2024-1, 10.05%, 10/16/2034 (b)(d)	513,000	511,820
Series 2024-1, 14.64%, 10/16/2034 (b)(d)	685,000	685,000
Series 2024-1, 7.15%, 10/16/2034 (b)(d)	491,000	491,295
Sabal Issuer LLC, Series 2026-1A, Class A1, 6.00%, 05/02/2061 (d)	993,086	970,861
SEB Funding LLC, Series 2026-1A, Class A2, 6.67%, 01/30/2056 (d)	455,000	445,782
Sunnova Energy International, Inc., Series 2024-GRID1, Class 2A, 9.50%, 07/20/2051 (d)	881,802	823,267

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	35

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
STRUCTURED CREDIT (continued)
Thunderbolt Aircraft Lease, Series 2018-A, Class B, 7.68%, 09/15/2038 (d)(k)	32,194	$32,455
Uniti Group LP, Series 2025-1A, Class C, 9.02%, 04/20/2055 (d)	2,250,000	2,359,507
VistaJet Pass Through Trust, Series 2021-1, Class B, 6.25%, 02/15/2029 (b)(d)	578,571	574,955
WAVE USA, Series 2019-1, Class C, 6.41%, 09/15/2044 (d)	2,225,809	1,928,441
Zayo Group LLC, Series 2025-1A, Class C, 8.66%, 03/20/2055 (d)	2,700,000	2,787,917
		24,116,200
Ground Transportation – 1.1%
Hertz Vehicle Financing III, Series 2021-A, Class B, 9.28%, 06/28/2028 (b)	3,000,000	2,984,700
Total Asset-Backed Securities		27,100,900
Residential Mortgage-Backed Securities – 4.9%
ACRA Trust
Series 2024-NQM1, Class B1, 8.16%, 10/25/2064 (d)(j)	110,000	111,022
Series 2024-NQM1, Class M1B, 7.19%, 10/25/2064 (d)(j)	200,000	200,089
Angel Oak Mortgage Trust LLC, Series 2024-12, Class M1A, 6.49%, 10/25/2069 (d)(j)	125,000	125,318
Bellemeade Re Ltd., Series 2024-1, Class M1C, 7.58% (30 day avg SOFR US + 3.95%), 08/25/2034, (3.90% Floor) (d)	161,000	163,061
BRAVO Residential Funding Trust, Series 2024-NQM1, Class B1, 8.04%, 12/01/2063 (d)	128,000	129,108
Builder Circle Mortgage Trust
Series 2026-RTL1, Class A2, 7.43%, 05/25/2031 (d)(k)	301,000	300,453
Series 2026-RTL1, Class M, 9.36%, 05/25/2031 (d)(k)	727,000	728,351
CFST Mortgage Trust, Series 2025-RTL1, Class A2, 9.28%, 10/25/2030 (d)(k)	300,000	301,394
COLT Funding LLC, Series 2024-INV3, Class B1, 7.71%, 09/25/2069 (d)(j)	363,000	370,093
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM8, Class B2, 4.23%, 10/25/2066 (d)(j)	159,000	139,974

____________

See Notes to Consolidated Financial Statements.

36

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
STRUCTURED CREDIT (continued)
Deephaven Residential Mortgage Trust
Series 2022-2, Class B1, 4.30%, 03/25/2067 (d)(j)	229,000	$190,919
Series 2026-INV1, Class A3, 5.20%, 12/25/2070 (d)(k)	138,745	137,121
FCC Home Improvement Trust, Series 2026-HI1, Class A1, 5.71%, 04/25/2036 (d)	622,000	618,307
Fidelis Mortgage Trust
Series 2026-RTL1, Class B, 7.90%, 03/25/2041 (d)(j)	397,000	393,926
Series 2026-RTL1, Class M1, 6.15%, 03/25/2041 (d)(j)	156,000	154,940
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, 02/25/2059 (d)(j)	525,614	507,673
GCAT
Series 2022-NQM1, Class B1, 3.92%, 02/25/2067 (d)(j)	476,000	366,958
Series 2023-NQM2, Class B2, 6.87%, 11/25/2067 (d)(j)	279,000	276,707
GS Mortgage-Backed Securities Trust, Series 2026-AH1, Class B1, 7.03% (30 day avg SOFR US + 3.40%), 07/25/2056, (0.00% Floor) (d)	192,000	194,354
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class M1, 4.41%, 05/25/2067 (d)(j)	332,000	283,915
JP Morgan Mortgage Trust
Series 2022-DSC1, Class B2, 4.92%, 01/25/2063 (d)(j)	433,000	365,861
Series 2023-DSC1, Class B1, 4.64%, 07/25/2063 (d)(j)	292,000	251,883
Series 2023-DSC1, Class B2, 4.64%, 07/25/2063 (d)(j)	280,000	225,248
Series 2023-DSC2, Class B1, 5.52%, 11/25/2063 (d)(j)	568,000	542,792
Series 2024-CES1, Class B1, 7.64%, 06/25/2054 (d)(j)	100,000	100,435
Series 2025-CES5, Class B1, 6.69%, 02/25/2056 (d)(j)	195,000	193,309
Series 2026-ACES1, Class B1, 6.50%, 04/25/2066 (d)(j)	1,514,000	1,503,050
Series 2026-ACES1, Class B2, 7.45%, 04/25/2066 (d)(j)	549,000	542,084
Knock Issuer Trust, Series 2025-1, Class A1, 7.12%, 02/25/2030 (d)	224,000	225,160
Magen Capital Group Trust, Series 2026-RTL1, Class A2, 7.46%, 03/25/2031 (d)(k)	269,000	268,577

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	37

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
STRUCTURED CREDIT (continued)
Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B4, 3.31%, 03/25/2052 (d)(j)	205,520	$173,747
MFA Trust, Series 2022-NQM1, Class B1, 4.28%, 12/25/2066 (d)(j)	251,000	206,545
New Residential Mortgage Loan Trust, Series 2024-RTL2, Class M1, 9.43%, 09/25/2039 (d)(j)	160,000	159,983
PRKCM Trust
Series 2021-AFC1, Class B1, 3.95%, 08/25/2056 (d)(j)	278,000	205,813
Series 2022-AFC2, Class B1, 6.10%, 08/25/2057 (d)(j)	204,000	203,008
Series 2023-AFC2, Class B1, 7.95%, 06/25/2058 (d)(j)	100,000	100,604
Series 2023-AFC4, Class B1, 7.92%, 11/25/2058 (d)(j)	293,000	292,583
Series 2024-AFC1, Class B1, 8.06%, 03/25/2059 (d)(j)	176,000	176,525
RCKT Mortgage Trust
Series 2024-CES1, Class M2, 6.77%, 02/25/2044 (d)(j)	100,000	100,156
Series 2024-CES2, Class M2, 6.77%, 04/25/2044 (d)(j)	100,000	100,268
Series 2024-CES6, Class B2, 8.23%, 09/25/2044 (d)	140,000	139,608
RCO Mortgage LLC, Series 2025-4, Class A2, 6.90%, 10/25/2030 (d)(k)	277,000	279,023
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/2061 (d)(j)	226,000	205,200
Starwood Mortgage Residential Trust, Series 2021-3, Class B1, 3.35%, 06/25/2056 (d)(j)	210,000	166,333
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1, 9.16%, 02/25/2039 (d)(j)	71,000	71,098
TVC Mortgage Trust, Series 2024-RRTL1, Class M1, 7.42%, 07/25/2039 (d)(k)	295,000	295,150
Western Alliance Bancorp, Series 2021-CL2, Class M4, 8.98% (30 day avg SOFR US + 5.35%), 07/25/2059, (0.00% Floor) (d)	690,979	758,210
Total Residential Mortgage-Backed Securities		13,545,936

____________

See Notes to Consolidated Financial Statements.

38

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
STRUCTURED CREDIT (continued)
Commercial Mortgage-Backed Securities – 4.6%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class D, 8.08% (1 mo. Term SOFR + 4.44%), 01/20/2041, (4.44% Floor) (d)		905,000	$907,776
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2015-UBS7, Class XFG, 1.25%, 09/15/2048 (d)(j)(l)		10,000,000	1,370
Benchmark Mortgage Trust, Series 2024-V5, Class D, 4.00%, 01/10/2057 (d)		36,000	31,947
BSPRT, Series 2024-FL11, Class E, 8.32% (1 mo. Term SOFR + 4.69%), 07/15/2039, (4.69% Floor) (d)		278,000	276,539
BX Trust
Series 2019-IMC, Class G, 7.27% (1 mo. Term SOFR + 3.65%), 04/15/2034, (3.60% Floor) (d)		1,131,000	1,037,868
Series 2025-OMG, Class F, 7.23% (1 mo. Term SOFR + 3.60%), 10/15/2042, (3.60% Floor) (d)		251,000	252,254
Caister Finance DAC
Series 1A, Class D, 7.65% (SONIA + 3.90%), 08/17/2035, (0.00% Floor) (d)	GBP	481,000	640,186
Series 1A, Class E, 9.50% (SONIA + 5.75%), 08/17/2035, (0.00% Floor) (d)	GBP	993,000	1,315,146
CD Mortgage Trust, Series 2017-CD5, Class D, 3.35%, 08/15/2050 (d)		489,000	461,592
COMM Mortgage Trust, Series 2016-DC2, Class XF, 2.01%, 02/10/2049 (d)(j)(l)		11,810,741	1,772
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class D, 4.16%, 09/15/2050 (d)(j)		190,000	145,627
DBGS Mortgage Trust, Series 2021-W52, Class F, 8.04% (1 mo. Term SOFR + 4.41%), 10/15/2039, (4.15% Floor) (d)		1,000,000	997,710
Extended Stay America Trust
Series 2025-ESH, Class E, 6.98% (1 mo. Term SOFR + 3.35%), 10/15/2042, (3.35% Floor) (d)		187,811	188,467
Series 2025-ESH, Class F, 7.73% (1 mo. Term SOFR + 4.10%), 10/15/2042, (4.10% Floor) (d)		139,654	140,142
Franklin BSP Realty Trust, Inc., Series 2026-FL13, Class E, 7.64% (1 mo. Term SOFR + 4.00%), 10/18/2043, (4.00% Floor) (d)		410,000	409,624
FS RIALTO, Series 2024-FL9, Class D, 7.58% (1 mo. Term SOFR + 3.94%), 10/19/2039, (3.94% Floor) (d)		187,000	185,574
GS Mortgage Securities Corp. II, Series 2026-DAWN, Class D, 8.07%, 04/10/2043 (d)(j)		138,625	138,261

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	39

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
STRUCTURED CREDIT (continued)
GS REFT Ltd., Series 2026-FL1, Class E, 6.99% (1 mo. Term SOFR + 3.35%), 10/19/2043, (3.35% Floor) (d)		115,000	$114,910
HAVN Trust, Series 2025-MOB, Class E, 8.68% (1 mo. Term SOFR + 5.05%), 10/15/2035, (5.05% Floor) (d)		651,000	649,872
Hilton USA Trust
Series 2016-SFP, Class C, 4.12%, 11/05/2035 (b)(d)		105,000	34,277
Series 2016-SFP, Class D, 4.93%, 11/05/2035 (b)(d)		584,000	584
Life Mortgage Trust, Series 2021-BMR, Class F, 6.09% (1 mo. Term SOFR + 2.46%), 03/15/2038, (2.35% Floor) (d)		89,600	80,255
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class F, 9.57% (1 mo. Term SOFR + 5.94%), 03/15/2035, (5.94% Floor) (d)		493,500	493,551
PRM Trust, Series 2025-PRM6, Class F, 7.29%, 07/05/2033 (d)(j)		222,000	219,171
SLG Office Trust, Series 2026-OMA, Class F, 8.19%, 04/15/2041 (d)(j)		721,000	721,336
UK Logistics
Series 2024-1A, Class D, 7.75% (SONIA + 4.00%), 05/17/2034, (4.00% Floor) (d)	GBP	57,514	76,405
Series 2024-1A, Class E, 8.75% (SONIA + 5.00%), 05/17/2034, (5.00% Floor) (d)	GBP	112,773	149,813
Series 2025-1A, Class E, 9.25% (SONIA + 5.50%), 05/17/2035, (0.00% Floor) (d)	GBP	252,166	335,322
Series 2025-2A, Class E, 7.80% (SONIA + 4.05%), 08/17/2035, (0.00% Floor) (d)	GBP	274,495	361,575
VMC Finance LLC
Series 2021-FL4, Class C, 6.10% (1 mo. Term SOFR + 2.36%), 06/16/2036, (2.46% Floor) (d)		689,949	680,999
Series 2021-FL4, Class D, 6.70% (1 mo. Term SOFR + 3.06%), 06/16/2036, (3.06% Floor) (d)		147,000	144,912
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class F, 4.25%, 07/15/2057 (d)		874,000	658,836
WHARF Trust, Series 2025-DC, Class E, 7.98%, 07/15/2040 (d)(j)		867,000	867,927
Total Commercial Mortgage-Backed Securities			12,721,600
High Yield – 0.7% (a)
Financial Services – 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl, 12.50%, 10/15/2031 (d)		1,850,000	1,997,075
TOTAL STRUCTURED CREDIT (Cost $87,775,598)			86,125,500

____________

See Notes to Consolidated Financial Statements.

40

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
EMERGING MARKETS – 4.5%
High Yield – 4.5% (a)
Banks – 0.2%
Banco Mercantil del Norte SA
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual	235,000	$240,933
8.00% to 01/24/2033 then 5 yr. CMT Rate + 3.73%, Perpetual (d)	275,000	275,619
		516,552
Building Products – 0.1%
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/2029	250,000	252,902
Capital Markets – 0.2%
J&F LUXEMBOURG FINANCE SARL, 8.00%, 04/23/2033 (d)	612,000	586,564
Chemicals – 0.1%
Dangote Fertiliser Ltd., 7.75%, 05/05/2031 (d)	400,000	402,626
Diversified Telecommunication Services – 0.2%
Telecom Argentina SA
9.25%, 05/28/2033 (d)	260,000	277,744
8.50%, 01/20/2036 (d)	153,000	160,257
		438,001
Financial Services – 0.1%
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031	406,870	382,238
Food Products – 0.4%
Grupo Nutresa SA, 9.00%, 05/12/2035 (d)	907,000	1,009,718
Metals & Mining – 1.6%
CSN Resources SA
8.88%, 12/05/2030	1,095,000	818,715
5.88%, 04/08/2032	335,000	206,864
Samarco Mineracao SA, 9.50% (or 9.00% PIK), 06/30/2031	1,379,973	1,388,103
Vedanta Resources Finance II PLC
10.88%, 09/17/2029 (d)	1,489,000	1,583,242
7.75%, 07/13/2037 (d)	458,000	455,253
		4,452,177
Oil, Gas & Consumable Fuels – 1.5%
Azule Energy Finance PLC, 8.13%, 01/23/2030 (d)	1,727,000	1,737,727
Ecopetrol SA, 8.38%, 01/19/2036	1,178,000	1,276,666
Petroleos Mexicanos, 6.75%, 09/21/2047	1,396,000	1,195,995
		4,210,388

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	41

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
EMERGING MARKETS (continued)
Real Estate Management & Development – 0.1%
RKPF Overseas Ltd.
5.90%, 09/05/2028 (i)	441,811	$74,189
6.00%, 03/04/2029 (i)	441,488	73,210
		147,399
Total High Yield		12,398,565
TOTAL EMERGING MARKETS (Cost $12,877,234)		12,398,565
	Shares
SHORT-TERM INVESTMENTS – 1.8%
MONEY MARKET FUNDS – 1.4%
First American Government Obligations Fund – Class X, 3.56% (m)	3,906,599	3,906,599
	Par
U.S. TREASURY BILLS – 0.4%
3.63%, 07/23/2026 (n)	1,000,000	997,810
TOTAL SHORT-TERM INVESTMENTS (Cost $4,904,390)		4,904,409
TOTAL INVESTMENTS – 135.2% (Cost $381,459,660) (o)		376,003,307
Liabilities in Excess of Other Assets – (35.2)%		(97,816,587)
TOTAL NET ASSETS – 100.0%		$278,186,720
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PIK	—	Payment in Kind
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona

(a)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $144,661,725 or 52.0% of net assets as of June 30, 2026.

(c)   As of June 30, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

____________

See Notes to Consolidated Financial Statements.

42

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Angel Lux Bidco	First Lien Delay Draw Term Loan	$425,826	$0	$425,826
Bayou Intermediate II	First Lien Delay Draw Term Loan	130,682	101,932	28,750
Bayou Intermediate II	First Lien Delay Draw Term Loan	923,485	720,318	203,167
Bayou Intermediate II	First Lien Delay Draw Term Loan	95,833	74,750	21,083
Bayou Intermediate II	First Lien Revolver	251,897	122,800	129,097
Bayou Intermediate II	First Lien Revolver	362,103	176,525	185,578
CentralSquare Technologies	First Lien Revolver	66,000	0	66,000
Clase Azul	Revolver	667,000	13,340	653,660
CPS Mezzanine	Tranche B Revolver	3,750,000	3,482,620	267,380
Creek Parent	First Lien Revolver	471,000	0	471,000
Europa Biosite	Tranche 3 Delay Draw Term Loan	9,158,000	0	9,158,000
Evergreen IX Borrower	First Lien Revolver	127,000	0	127,000
Geotechnical Merger Sub	Delay Draw Term Loan	623,000	351,995	271,005
Geotechnical Merger Sub	Revolver	234,000	54,600	179,400
Grove Waterpark and Resort	Revolver	175,377	87,688	87,689
ICIMS, Inc.	First Lien Revolver	68,395	19,835	48,560
ICIMS, Inc.	First Lien Revolver	73,280	21,251	52,029
ICIMS, Inc.	First Lien Revolver	15,877	4,604	11,273
Integrity Marketing Acquisition LLC	First Lien Delay Draw Term Loan	519,866	0	519,866
Integrity Marketing Acquisition LLC	First Lien Revolver	234,995	0	234,995
Inventus Buyer	Revolver	539,000	107,800	431,200
Kings Buyer LLC	First Lien Revolver	472,406	350,368	122,038
Kite Midco II	Term Loan	216,000	0	216,000
Legends Hospitality Holding Co.	First Lien Revolver	40,966	21,507	19,459
Legends Hospitality Holding Co.	First Lien Revolver	1,791	940	851
Legends Hospitality Holding Co.	First Lien Revolver	109,243	57,353	51,890
Lightbox Intermediate	Revolver	77,000	0	77,000
LSL Holdco	First Lien Revolver	266,412	191,817	74,595
Monotype Imaging Holdings	First Lien Revolver	176,000	0	176,000
MRI Software LLC	First Lien Revolver	132,800	33,200	99,600
MRI Software LLC	First Lien Revolver	33,200	8,300	24,900
MTC Holdings	First Lien Revolver	103,000	0	103,000
NEFCO	First Lien Delay Draw Term Loan	713,595	0	713,595
Next Holdco LLC	First Lien Revolver	80,000	0	80,000
NFM & J LP	First Lien Revolver	12,023	6,512	5,511
NFM & J LP	First Lien Revolver	98,340	53,268	45,072
NFO Orange Buyer	First Lien Revolver	475,730	261,651	214,079
Optimizely North America	First Lien Revolver	231,000	0	231,000
PetVet Care Centers LLC	First Lien Revolver	102,333	30,700	71,633
PetVet Care Centers LLC	First Lien Revolver	102,333	30,700	71,633
PetVet Care Centers LLC	First Lien Revolver	102,333	30,700	71,633
Pluralsight Inc	First Lien Delay Draw Term Loan	60,308	0	60,308
Pluralsight Inc	First Lien Revolver	24,123	0	24,123
Premium Parent	First Lien Revolver	744,919	182,091	562,828
Protein For Pets Opco	First Lien Revolver	103,000	0	103,000

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	43

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026
Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Resistance Holdings	Revolver	$312,000	$0	$312,000
Silk Holdings III	First Lien Revolver	113,000	7,910	105,090
Sorenson Communications	Revolver	198,000	0	198,000
Spruce Bidco II	First Lien Revolver	175,429	68,223	107,206
Spruce Bidco II	First Lien Revolver	263,143	102,332	160,811
Spruce Bidco II	First Lien Revolver	175,429	68,222	107,207
The Iris	First Lien Delay Draw Term Loan	4,750,000	4,677,757	72,243
THG Acquisition	First Lien Delay Draw Term Loan	238,480	176,920	61,560
THG Acquisition	First Lien Revolver	118,573	29,135	89,438
THG Acquisition	First Lien Revolver	427	105	322
Thrive Bidco	Term Loan	1,890,000	0	1,890,000
Truck-Lite Company	First Lien Revolver	105,000	0	105,000
USIC Holdings	First Lien Delay Draw Term Loan	28,520	22,985	5,535
USIC Holdings	First Lien Delay Draw Term Loan	167,626	135,095	32,531
USIC Holdings	First Lien Revolver	23,185	20,800	2,385
USIC Holdings	First Lien Revolver	40,573	36,400	4,173
USIC Holdings	First Lien Revolver	11,592	10,400	1,192
USIC Holdings	First Lien Revolver	28,981	26,000	2,981
USIC Holdings	First Lien Revolver	77,669	69,680	7,989
WP CPP Holdings	First Lien Revolver	90,000	0	90,000
		$32,199,098	$12,051,129	$20,147,969

(d)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $126,719,590 or 45.6% of the Fund’s net assets.

(e)   Zero coupon bonds make no periodic interest payments.

(f)    Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2026, the value of these securities total $1,385,797 or 0.5% of the Fund’s net assets.

(g)   Non-income producing security.

(h)   Represents less than 0.05% of net assets.

(i)    Issuer is currently in default.

(j)    Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(k)   Step coupon bond. The rate disclosed is as of June 30, 2026.

(l)    Interest only security.

(m)   The rate shown represents the 7-day annualized yield as of June 30, 2026.

(n)   The rate shown is the annualized yield as of June 30, 2026.

(o)   These securities are pledged as collateral for the credit facility.

____________

See Notes to Consolidated Financial Statements.

44

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026

Futures Contracts:

As of June 30, 2026, the following futures contracts were outstanding:

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Depreciation
U.S. Treasury 2 Year Note	294	09/30/2026	$60,603,047	$(16,312)
Net Unrealized Depreciation				$(16,312)

Forward Currency Contracts:

As of June 30, 2026, the following currency contracts were outstanding:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	07/16/2026	USD	5,697,128	AUD	8,060,678	$117,997
State Street Bank & Trust Co.	07/16/2026	USD	361,768	CAD	498,779	9,822
State Street Bank & Trust Co.	07/16/2026	USD	58,065,929	EUR	49,420,373	1,559,784
State Street Bank & Trust Co.	07/16/2026	USD	13,012,873	GBP	9,667,026	190,250
State Street Bank & Trust Co.	07/16/2026	USD	343,739	JPY	53,891,207	11,858
State Street Bank & Trust Co.	07/16/2026	USD	807,930	SEK	7,392,971	44,787
State Street Bank & Trust Co.	07/16/2026	AUD	390,051	USD	277,914	(7,944)
State Street Bank & Trust Co.	07/16/2026	EUR	3,548,822	USD	4,149,388	(91,744)
State Street Bank & Trust Co.	07/16/2026	GBP	391,862	USD	528,793	(9,016)
State Street Bank & Trust Co.	07/16/2026	JPY	1,793,473	USD	11,335	(290)
Net Unrealized Appreciation						$1,825,504
AUD	—	Australian Dollars
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona
USD	—	United States Dollar

Credit Default Swap Contracts — Sell Protection (a):

As of June 30, 2026, the following credit default swap contracts were outstanding:

Reference Obligation	Financing Rate Received	Payment Frequency	Maturity Date	Notional Amount (b)	Value (c)	Upfront Payments	Unrealized Appreciation
Sell Protection (a):
CDS Cobalt Series 1	4.95%	Quarterly	08/07/2030	$1,600,000	$1,611,140	$1,409,882	$201,258

Goldman Sachs is the counterparty for the swap.

(a)   If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	45

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2026

(c)   The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Allocation of Portfolio Holdings by Country as of June 30, 2026 (% of Net Assets)
United States	$277,722,982	99.8%
Cayman Islands	19,569,265	7.0
United Kingdom	14,035,341	5.0
Ireland	9,424,593	3.4
Germany	8,587,588	3.1
France	7,546,745	2.7
Luxembourg	5,880,328	2.2
Netherlands	3,911,409	1.4
Mexico	3,709,622	1.3
Canada	3,644,374	1.3
Brazil	2,795,920	1.0
Italy	2,636,142	0.9
Colombia	2,286,384	0.8
Spain	2,113,292	0.8
Bermuda	2,085,960	0.8
Angola	1,737,727	0.6
India	1,583,242	0.6
Jersey	1,351,530	0.5
Sweden	1,337,490	0.5
Japan	913,628	0.3
Australia	783,491	0.3
Czech Republic	631,570	0.2
Finland	473,756	0.2
Argentina	438,001	0.2
Nigeria	402,626	0.1
Turkey	252,902	0.1
China	147,399	0.1
Liabilities in Excess of Other Assets	(97,816,587)	(35.2)
	$278,186,720	100.0%

The accompanying notes are an integral part of these financial statements.

____________

See Notes to Consolidated Financial Statements.

46

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statement of Assets and Liabilities (Unaudited) June 30, 2026
Assets:
Investments in securities, at value (Cost $381,459,660)	$376,003,307
Receivable for investments sold	6,976,575
Foreign currency, at value (Cost $5,970,446)	5,889,328
Interest and dividends receivable	4,444,167
Unrealized appreciation on forward currency contracts (Note 3)	1,934,498
Premiums paid for swap contracts	1,409,882
Deposit at broker for future contracts	430,394
Cash collateral posted with counterparties	391,851
Unrealized appreciation on swap contracts (Note 3)	201,258
Receivable for fund shares sold	173,273
Cash	37,784
Prepaid expenses	33,316
Total assets	397,925,633

Liabilities:
Payable for credit facility (Note 6)	111,000,000
Deferred debt issuance costs, credit facility (Note 6)	(179,464)
Payable for investments purchased	7,800,265
Investment advisory fees payable, net (Note 4)	326,538
Unrealized depreciation on unfunded loan commitments	111,078
Unrealized depreciation on forward currency contracts (Note 3)	108,994
Variation margin on futures contracts (Note 3)	34,453
Distribution fees payable	20,306
Interest payable for credit facility (Note 6)	6,308
Accrued expenses	510,435
Total liabilities	119,738,913
Indemnifications, commitments and contingencies (Notes 4 and 10)
Net Assets	$278,186,720

Composition of Net Assets:
Paid-in capital	294,301,992
Accumulated losses	(16,115,272)
Net Assets	$278,186,720

Net Assets
Class A Shares – Net Assets	$486,886
Shares outstanding	55,352
Net asset value per share	$8.80
Offering price per share based on a maximum sales charge of 2.50%	$9.02
Class D Shares – Net Assets	$277,699,834
Shares outstanding	31,572,570
Net asset value per share	$8.80

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	47

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statement of Operations (Unaudited) For the Six Months Ended June 30, 2026
Investment Income:
Interest (net of foreign withholding tax of $140,271)	$18,722,810
Dividends and distributions	158,834
Total investment income	18,881,644

Expenses:
Investment advisory fees (Note 4)	2,497,147
Distribution fees – Class A	982
Distribution fees – Class D	48,697
Fund accounting and sub-administration fees	155,487
Legal fees	145,221
Audit and tax services	117,555
Directors’ fees	103,076
Valuation services	43,792
Registration fees	39,209
Custodian fees	33,403
Miscellaneous	27,039
Reports to shareholders	25,547
Transfer agent fees	22,790
Insurance	7,091
Total operating expenses	3,267,036
Interest expense and credit facility fees (Note 6)	2,901,174
Less expenses waived by the investment adviser (Note 4)	(191,836)
Net expenses	5,976,374
Net Investment income	12,905,270

Net realized gain (loss) on:
Investments	(1,054,039)
Foreign currency transactions	29,075
Forward currency contracts	(544,841)
Futures contracts	(685,324)
Swap contracts	(132,754)
Net realized loss	(2,387,883)

Net change in unrealized appreciation (depreciation) on:
Investments	(6,640,941)
Unfunded loan commitments	(167,889)
Foreign currency	(86,701)
Foreign currency translations	162,561
Forward currency contracts	2,650,971
Futures contracts	(51,672)
Swap contracts	176,873
Net change in unrealized depreciation	(3,956,798)
Net realized and unrealized loss	(6,344,681)
Net increase in net assets resulting from operations	$6,560,589

____________

See Notes to Consolidated Financial Statements.

48

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$12,905,270	$24,968,825
Net realized loss	(2,387,883)	(3,053,189)
Net change in unrealized appreciation (depreciation)	(3,956,798)	1,801,815
Net increase in net assets resulting from operations	6,560,589	23,717,451

Distributions to Shareholders:
From distributable earnings:
Class A shares	(16,362)	—
Class D shares	(12,877,024)	(24,717,609)
From return of capital:
Class A shares	—	—
Class D shares	—	(3,709,846)
Total distributions to shareholders	(12,893,386)	(28,427,455)

Capital Share Transactions:
Proceeds from shares sold	13,355,021	40,423,235
Reinvestment of distributions	10,035,385	20,959,635
Repurchase of shares (Note 8)	(53,808,794)	(34,333,503)
Net increase (decrease) in net assets from capital share transactions	(30,418,388)	27,049,367
Total increase (decrease) in net assets	(36,751,185)	22,339,363

Net Assets:
Beginning of period	314,937,905	292,598,542
End of period	$278,186,720	$314,937,905

Share Transactions:
Class A:
Shares sold	53,883	—
Shares reinvested	1,469	—
Shares repurchased (Note 8)	—	—
Net increase in shares outstanding	55,352	—
Class D:
Shares sold	1,431,644	4,420,697
Shares reinvested	1,138,916	2,318,159
Shares repurchased (Note 8)	(5,964,738)	(3,764,652)
Net increase (decrease) in shares outstanding	(3,394,178)	2,974,204

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	49

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statement of Cash Flows (Unaudited) For the Six Months Ended June 30, 2026
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities
Net Increase in net assets resulting from operations	$6,560,589
Adjustments to reconcile net Increase in net assets resulting from operations to net cash used for operating expenses
Purchases of long-term portfolio investments and principal payups	(135,409,805)
Proceeds from disposition of long-term portfolio investments and principal paydowns	148,197,723
Net purchases and sales of short-term portfolio investments	12,427,321
Amortization of deferred debt issuance costs	20,653
Decrease in interest receivable	612,769
Decrease in receivable for fund shares sold	147,187
Decrease in prepaid expenses	15,216
Decrease in interest payable for credit facility	(370,779)
Increase in distribution fees payable	20,306
Increase in payable for variation margin	31,125
Increase in investment advisory fees payable	132,767
Decrease in accrued expenses	(81,417)
Premiums paid for swap contracts	170,353
Net accretion of discount on investments and other adjustments to cost	(1,918,377)
Net change in unrealized depreciation on investments	6,640,941
Net change in unrealized depreciation on foreign currency	86,701
Increase in unrealized depreciation on unfunded commitments	167,889
Increase in unrealized appreciation on swap contracts	(176,873)
Net change in unrealized appreciation on forward currency contracts	(2,650,971)
Net realized loss on investment transactions	1,054,039
Net cash used in operating activities	35,677,339

Cash flows provided by (used for) financing activities:
Proceeds from credit facility	11,500,000
Proceeds from shares sold	13,355,021
Repurchase of shares	(53,808,794)
Distributions paid to shareholders, net of reinvestments	(2,858,001)
Net cash provided by financing activities	(31,811,744)
Effect of exchange rate changes on cash	(86,701)
Net increase in cash	3,778,864
Cash at beginning of period	2,970,493
Cash at end of period	$6,749,357

Supplemental Disclosure of Cash Flow Information:
Interest payments on the credit facility for the period ended June 30, 2026 totaled $3,271,953.
Non-cash financing activities not included consist of reinvestment of distributions for the period ended June 30, 2026 of $10,035,385.

Reconciliation of Cash at the End of Period to the Consolidated Statement of Assets and Liabilities:
Cash	$37,784
Foreign currency	5,889,328
Cash collateral posted with counterparties	391,851
Cash on deposit with brokers for futures contracts	430,394
Cash at end of period	$6,749,357

____________

See Notes to Consolidated Financial Statements.

50

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Financial Highlights
Class A	For the Period February 17, 2026[1] through June 30, 2026 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.05

Income from Investment Operations:
Net investment income[2]	0.27
Net realized and change in unrealized loss[2]	(0.14)
Net increase in net asset value resulting from operations	0.13

Distributions to Shareholders:
From net investment income	(0.38)
Total distributions paid*	(0.38)
Net asset value, end of period	$8.80
Total Investment Return†,3	1.48%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$487
Gross operating expenses excluding interest expense[4]	3.04%
Interest expense[4]	2.09%
Gross operating expenses[4]	5.13%
Net expenses, including fee waivers and reimbursement or recoupment and excluding interest expense[4]	2.85%
Net expenses, including fee waivers and reimbursement or recoupment and interest expense[4]	4.94%
Net investment income[4]	8.43%
Net investment income, excluding the effect of fee waivers and reimbursement or recoupment[4]	8.24%
Portfolio turnover rate[3]	34%

____________

*      Distributions for annual periods determined in accordance with federal income tax regulations.

†           Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

1           Commencement of operations was February 17, 2026.

2           Per share amounts presented are based on average shares outstanding throughout the period indicated.

3           Not annualized for periods less than one year.

4           Annualized for periods less than one year.

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	51

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Financial Highlights (continued)
Class D	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,				For the Period November 1, 2021[1] through December 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value, beginning of period	$9.01	$9.15	$8.88	$8.59	$9.94	$10.00

Income from Investment Operations:
Net investment income[2]	0.39	0.74	0.81	0.78	0.50	0.02
Net realized and change in unrealized gain (loss)[2]	(0.19)	(0.04)	0.23	0.20	(1.20)	(0.07)
Net increase (decrease) in net asset value resulting from operations	0.20	0.70	1.04	0.98	(0.70)	(0.05)

Distributions to Shareholders:
From net investment income	(0.41)	(0.73)	(0.77)	(0.69)	(0.65)	(0.01)
From return of capital distributions	—	(0.11)	—	—	—	—
Total distributions paid*	(0.41)	(0.84)	(0.77)	(0.69)	(0.65)	(0.01)
Net asset value, end of period	$8.80	$9.01	$9.15	$8.88	$8.59	$9.94
Total Investment Return†,3	2.24%	7.94%	12.11%	11.76%	(7.03)%	(0.37)%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000s)	$277,700	$314,938	$292,599	$230,117	$151,702	$150,092
Gross operating expenses excluding interest expense[4]	2.24%	2.12%	2.11%	2.03%	1.96%	5.55%
Interest expense[4]	1.99%	1.71%	1.35%	0.98%	0.55%	—%
Gross operating expenses[4]	4.23%	3.83%	3.46%	3.01%	2.51%	5.55%
Net expenses, including fee waivers and reimbursement or recoupment and excluding interest expense[4]	2.11%	2.10%	2.10%	2.10%	2.10%	2.10%
Net expenses, including fee waivers and reimbursement or recoupment and interest expense[4]	4.10%	3.81%	3.45%	3.08%	2.65%	2.10%
Net investment income[4]	8.85%	8.06%	8.86%	8.81%	5.64%	1.51%
Net investment income (loss), excluding the effect of fee waivers and reimbursement or recoupment[4]	8.72%	8.04%	8.85%	8.88%	5.50%	(1.94)%
Portfolio turnover rate[3]	34%	41%	39%	24%	25%	4%

____________

*      Distributions for annual periods determined in accordance with federal income tax regulations.

†           Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

1           Commencement of operations was November 1, 2021.

2           Per share amounts presented are based on average shares outstanding throughout the period indicated.

3           Not annualized for periods less than one year.

4           Annualized for periods less than one year.

____________

See Notes to Consolidated Financial Statements.

52

OAKTREE DIVERSIFIED INCOME FUND INC. Senior Securities

The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years, as applicable.

Senior Securities
Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Security
June 30, 2026 (Unaudited)[2]	$111,000,000	$3,506	N/A	N/A	Credit Facility
December 31, 2025	99,500,000	4,165	N/A	N/A	Credit Facility
December 31, 2024	74,500,000	4,927	N/A	N/A	Credit Facility
December 31, 2023	35,000,000	7,575	N/A	N/A	Credit Facility
December 31, 2022	20,000,000	8,585	N/A	N/A	Credit Facility
December 31, 2021[3]	N/A	N/A	N/A	N/A	N/A

____________

1           Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

2   For the six months ended June 30, 2026 (Unaudited).

3   Commencement of operations was November 1, 2021.

____________

See Notes to Consolidated Financial Statements.

2026 Semi-Annual Report	53

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) June 30, 2026

1.  Organization

Oaktree Diversified Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on June 29, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” The Fund’s Class D shares commenced operations on November 1, 2021. The Fund’s Class A shares commenced operations on February 17, 2026.

The Fund offers four classes of Shares: Class A Shares, Class D Shares, Class T Shares, and Class U Shares. The Fund was granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”), permitting the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees.

Oaktree Fund Advisors, LLC (the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. The Adviser is an affiliate of Oaktree Capital Management, L.P. (“OCM”), a leading global investment management firm headquartered in Los Angeles, California focused on less efficient markets and alternative investments, and is a subsidiary of Brookfield Oaktree Holdings, LLC (formerly, Oaktree Capital Group, LLC) (“OCG,” and collectively with OCM and the Adviser, “Oaktree”). Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments. As of July 31, 2026, Oaktree is a subsidiary of each of Brookfield Corporation (NYSE: BN; TSX: BN) and Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAM).

Brookfield Public Securities Group LLC (the “Administrator”), an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund.

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Oaktree Diversified Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on November 11, 2021. The Subsidiary was established for the purpose of investing in certain Regulation S securities. As a wholly-owned subsidiary of the Fund, the financial results of the Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2026 were $9,649,274, or 3.5% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

54

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Bank Loans, Assignments, and Participations. Loans (including “Senior Loans” (as described below), delayed funding loans and revolving credit facilities) may be fixed-or floating-rate obligations. Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. Senior floating rate loans may be made to or issued by U.S. or non-U.S. banks or other corporations (“Senior Loans”). Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by asset-backed pools and other issuers, and interests therein. Loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests.

Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the Secured Overnight Financial Rate, “SOFR,” or a similar reference rate) plus a premium. Senior Loans are typically of below investment grade quality. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (an “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of

2026 Semi-Annual Report	55

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026 the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis. These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material to the consolidated financial statements.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets or liabilities
Level 2	—

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
56

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Private Credit:
Senior Loans	$—	$—	$118,225,481	$118,225,481
Senior Loans (Syndicated)	—	3,910,582	10,023,377	13,933,959
Private Placement Equity	—	—	5,774,461	5,774,461
Preferred Stock	—	—	1,076,563	1,076,563
Common Stock	28,699	70,003	—	98,702
Warrants	—	—	50,234	50,234
Private Credit – Total	28,699	3,980,585	135,150,116	139,159,400
Corporate Credit:
Senior Loans (Syndicated)	$—	$71,929,825	$885,735	$72,815,560
High Yield	—	58,325,678	1,998,200	60,323,878
Investment Grade Bonds	—	275,995	—	275,995
Corporate Credit – Total	—	130,531,498	2,883,935	133,415,433
Structured Credit:
Collateralized Loan Obligations	$—	$30,759,989	$—	$30,759,989
Asset-Backed Securities	—	20,508,087	6,592,813	27,100,900
Residential Mortgage-Backed Securities	—	13,545,936	—	13,545,936
Commercial Mortgage-Backed Securities	—	12,686,739	34,861	12,721,600
High Yield	—	1,997,075	—	1,997,075
Structured Credit – Total	—	79,497,826	6,627,674	86,125,500
Emerging Markets:
High Yield	$—	$12,398,565	$—	$12,398,565
Emerging Markets – Total	—	12,398,565	—	12,398,565
Money Market Funds	3,906,599	—	—	3,906,599
U.S. Treasury Bills	—	997,810	—	997,810
Total Investments	$3,935,298	$227,406,284	$144,661,725	$376,003,307

Other Financial Instruments:
Forward Currency Contracts*	$—	$1,934,498	$—	$1,934,498
Credit Default Swaps*	—	201,258	—	201,258
Total Other Financial Instruments	$—	$2,135,756	$—	$2,135,756

Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments*	$—	$—	$(111,078)	$(111,078)
Forward Currency Contracts*	—	(108,994)	—	(108,994)
Futures Contracts*	(16,312)	—	—	(16,312)
Total Other Financial Instruments	$(16,312)	$(108,994)	$(111,078)	$(236,384)

____________

*      The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

2026 Semi-Annual Report	57

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

The Fund used valuation approaches consistent with the income approach and market approach to determine fair value of certain Level 3 assets as of June 30, 2026. The valuation methodologies utilized by the Fund included discounted cash flows analysis, recent transaction analysis, market yield analysis and market comparable analysis and are described below.

The discounted cash flows analysis utilizes a discounted cash flow method that incorporates expected timing and level of cash flows, as well as assumptions in determining growth rates, income and expense projections, discount rates, capital structure, terminal values and other factors. The applicability and weight assigned to the income technique is determined based on the availability of reliable projections and comparable companies and transactions.

The recent transaction analysis utilizes recent or expected future transactions of the investment to determine fair value, to the extent applicable.

The market yield analysis utilizes expected future cash flows, discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the borrowers. Consideration is also given to a borrower’s ability to meet principal and interest obligations; this may include an evaluation of collateral or the underlying value of the borrower, utilizing either the market or income techniques.

The market comparable analysis utilizes valuations of comparable public companies or transactions and generally seeks to establish the enterprise value of the portfolio company using a market multiple technique. This technique takes into account a specific financial measure (such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), adjusted EBITDA, free cash flow, net operating income, net income, book value or net asset value) believed to be most relevant for the given company. Consideration may also be given to such factors as acquisition price of the security, historical and projected operational and financial results for the portfolio company, the strengths and weaknesses of the portfolio company relative to its comparable companies, industry trends, general economic and market conditions and other factors deemed relevant. The applicability and weight assigned to the market technique is determined based on the availability of reliable projections and comparable companies and transactions.

The Fund may estimate the fair value of privately held warrants using a Black Scholes pricing model, which includes an analysis of various factors and subjective assumptions, including the current stock price (by using an enterprise value analysis as described above), the expected period until exercise, expected volatility of the underlying stock price, expected dividends and the risk-free rate. Changes in the subjective input assumptions can materially affect the fair value estimates.

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under ASC Topic 825, Disclosures about Fair Values of Financial Instruments, approximates the carrying amount of $111,000,000 for the credit facility presented in the Consolidated Statement of Assets and Liabilities. As of June 30, 2026, this financial instrument is categorized as Level 2 within the disclosure hierarchy.

58

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of June 30, 2026:

Quantitative Information about Level 3 Fair Value Measurement

	Value as of June 30, 2026	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/(Weighted Average)	Impact to Valuation from an Increase in Input(1)
Private Credit
Senior Loans	$118,225,481	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.0%-36.0% (10.6)%	Decrease
		Market Approach	Comparable Companies	Earnings Multiple	0.9x-1.1x (1.0x)	Increase
Senior Loans (Syndicated)	$10,023,377	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.0%-15.0% (11.9)%	Decrease
Private Placement Equity	$5,774,461	Market Approach	Comparable Companies	Earnings Multiple	0.9x-6.5x (7.5x)	Increase
		Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.0%-16.0% (12.1)%	Decrease
Preferred Stock	$1,076,563	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.0%-22.0% (14.0)%	Decrease
Warrants	$50,234	Other	Black Scholes	Volatility	60.0%-120.0% (70.3)%	Increase
Corporate Credit
Senior Loans (Syndicated)	$885,735	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.0%-22.0% (21.9)%	Decrease
		Market Approach	Comparable Companies	Earnings Multiple	1.3x-1.6x (1.5x)	Increase

High Yield	$1,998,200	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.0%-11.0% (10.0)%	Decrease
Structured Credit
Asset-Backed Securities	$6,592,813	Market Approach	Market Comparables	Market Quotes	$97.6 ($97.6)	Increase
		Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.0%-15.0% (11.1)%	Decrease
Commercial Mortgage-Backed Securities	$34,861	Market Approach	Market Comparables	Market Quotes	$0.10 ($0.10)	Increase
		Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	12.0%-14.0% (13.0)%	Decrease
Total	$144,661,725

____________

(1)   The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

2026 Semi-Annual Report	59

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Private Credit	Corporate Credit	Structured Credit	Emerging Markets	Total
Balance as of December 31, 2025	$104,079,155	$1,816,376	$3,846,276	$473,524	$110,215,331
Accrued discounts (premiums)	86,251	60,445	8,065	121	154,882
Realized gain	1,140,122	12	9,706	6,103	1,155,943
Change in unrealized depreciation	(2,161,293)	(83,393)	(32,202)	(6,224)	(2,283,112)
Purchases at cost/corporate actions	64,100,552	2,036,083	7,221,657	—	73,358,292
Sales proceeds	(32,094,671)	(945,588)	(4,425,828)	(473,524)	(37,939,611)
Transfers into Level 3	—	—	—	—	—
Balance as of June 30, 2026	$135,150,116	$2,883,935	$6,627,674	$—	$144,661,725
Change in unrealized depreciation for Level 3 assets still held at the reporting date	$(2,040,189)	$(125,877)	$(16,785)	$—	$(2,182,851)

For further information regarding the security characteristics of the Fund, see the Consolidated Schedule of Investments.

Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.

Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.

Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to the Fund and other investment companies advised by the Adviser or its affiliates are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.

Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Fund is included within “Transfer agent fees” in the Consolidated Statement of Operations.

Distributions to Shareholders: The Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income.

60

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

This notice is available on the Fund’s website at https://privatewealth.brookfield.com/fund/oaktree-diversified-income-fund-inc. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

When Issued, Delayed Delivery Securities and Forward Commitments: The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Investments in Real Estate: The Fund may invest a portion of its assets in public and/or private debt investments and other real estate assets or real estate-related securities and obligations. The value of these debt investments and whether and to what extent such investments perform as expected will depend, in part, on the prevailing conditions in the market for real estate investment generally and, in particular, on the value of the underlying real estate asset collateral or real estate-related companies to which such debt investments relate. The real estate industry is cyclical in nature, and a deterioration of real estate fundamentals in the markets in which the Fund invests will have an adverse effect on the performance of the Fund’s investments. The value of real estate assets and real estate-related investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, changes in general and local economic conditions, bank liquidity, the availability of financing, changes in environmental and zoning laws, overbuilding and increased competition, changes in supply and demand fundamentals, an increase in property taxes, casualty or condemnation losses, bankruptcy or financial difficulty of a major tenant, regulatory limitations on rent, increased mortgage defaults and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable. Reductions in value or cash flow could impair the Fund’s ability to make distributions to Common Shareholders, adversely impact its ability to effectively achieve its investment objective and reduce overall returns on investments.

Investments in Real Estate Loans: While the Fund intends to invest primarily in “performing” real estate debt securities, real estate loans underlying the securities acquired by the Fund may be non-performing at the time of their acquisition and/or may become non-performing following their acquisition for a wide variety of reasons. Such non-performing real estate loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial writedown of the principal of such loan. However, even if a restructuring were successfully accomplished, a risk exists that, upon maturity of such real estate loan, replacement “takeout” financing will not be available. Purchases of participations in real estate loans raise many of the same risks as investments in real estate loans and also carry risks of illiquidity and lack of control.

Collateralized Loan Obligations (“CLOs”): The Fund may invest in CLOs and other securitizations, which are generally limited recourse obligations of the issuer (“Securitization Vehicles”) payable solely from the underlying assets (“Securitization Assets”) of the issuer or proceeds thereof. Holders of equity or other securities issued by Securitization Vehicles must rely solely on distributions on the Securitization Assets or proceeds thereof for payment in respect thereof. Consequently, the Fund will typically not have any direct rights against the issuer of, or the entity that sold, assets underlying the securitization. The Securitization Assets may include, without limitation, broadly syndicated leverage loans, middle-market bank loans, CDO debt tranches, trust preferred securities, insurance

2026 Semi-Annual Report	61

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026 surplus notes, asset-backed securities, mortgages, REITs, high-yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Fund, who is responsible for the oversight functions of the Fund, using the information presented in the consolidated financial statements and consolidated financial highlights.

The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the period ended June 30, 2026, the Fund did not pay any foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

3.  Derivative Financial Instruments

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments. It may purchase and sell financial futures contracts and options thereon. Moreover, the Fund may enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund may also purchase derivative instruments that combine features of several of these instruments. The Fund may invest in, or enter into, derivatives for a variety of reasons including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence, changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Fund invests in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The average quarterly U.S. dollar value of forward currency contracts to be delivered or received during the six months ended June 30, 2026 was $84,629,758, which represents the volume of activity during the period.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

62

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

The average quarterly notional value of long and short futures contracts outstanding during the six months ended June 30, 2026 were $56,800,526 and $(3,315,576), respectively, which represents the volume of activity during the period.

Credit Default Swap Agreements: Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.

The average monthly notional value of swap contracts outstanding during the six months ended June 30, 2026 was $1,600,000, which represents the volume of activity during the period.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives	Consolidated Statement of Assets and Liabilities	Value as of June 30, 2026
Assets:
Forward currency contracts	Unrealized appreciation on forward currency contracts	$1,934,498
Credit default swap contracts	Premiums paid for swap contracts	1,409,882
Credit default swap contracts	Unrealized appreciation on swap contracts	201,258
Liabilities:
Forward currency contracts	Unrealized depreciation on forward currency contracts	(108,994)
Futures contracts	Variation margin on futures contracts	(34,453)

The following table sets forth the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2026:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss	Net Change in Unrealized Appreciation (Depreciation)
Forward currency contracts	Forward currency contracts	$(544,841)	$2,650,971
Futures contracts	Futures contracts	(685,324)	(51,672)
Credit default swap contracts	Swap contracts	(132,754)	176,873

The Fund has not offset derivative assets and liabilities or financial assets, including cash, that may be received or paid as part of collateral arrangements. There is no enforceable master netting agreement in place that provides the Fund, in the event of counterparty default, the right to liquidate collateral and the right to offset a counterparty’s rights and obligations.

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OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

Below is the gross and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

				Collateral
	Gross Amounts	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Non-Cash Collateral (Pledged) Received	Collateral Pledged (Received)	Net Amount
Assets:
Forward currency contracts	$1,934,498	$ —	$1,934,498	$ —	$ —	$1,934,498
Swap contracts	201,258	—	201,258	—	—	201,258
Liabilities:
Forward currency contracts	108,994	—	(108,994)	—	—	(108,994)

4.  Investment Advisory Agreement and Transactions with Related Parties

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services at an annual rate of 1.25% of the Fund’s average daily net assets plus the amount of borrowing for investment purposes (“Managed Assets”).

Pursuant to an operating expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund, including organizational expenses and offering costs, to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest (including, “Interest Payments on Borrowed Funds”), taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 2.35% for Class D shares, 2.85% for Class A shares and Class U shares and 3.10% for Class T shares. The Expense Limitation Agreement will continue until at least April 30, 2027 and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.

The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration is $557,714, of which $110,149, $255,729 and $191,836, will expire during the fiscal years ending December 31, 2027, December 31, 2028 and December 31, 2029, respectively. For the six months ended June 30, 2026, the Adviser waived fees of $191,836, which is reflected on the Fund’s Consolidated Statement of Operations.

The Fund has entered into an administration agreement (“Administration Agreement”) with the Administrator and a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). The Administrator and the Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Fund with administrative office facilities. The Adviser is responsible for any fees due to the Administrator and the Fund is responsible for any fees due to the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or employees of the Administrator.

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OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

5.  Purchases and Sales of Investments

For the six months ended June 30, 2026, purchases and sales of investments (including principal payups and paydowns), excluding short-term securities and U.S. government securities, were $132,881,829 and $152,963,940, respectively.

For the six months ended June 30, 2026, there were no purchases and sales of long-term U.S. Government securities.

6.  Credit Facility

The Fund has established a Credit Facility with PNC Bank, National Association for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The new Credit Facility stated maturity date is December 3, 2027. The maximum line of credit as of December 31, 2025 for the Fund is $125,000,000. The Fund pays interest in the amount of Base Rate as defined in the Credit Facility agreement plus 0.25% on Base Rate Loans or Adjusted Term SOFR Rate plus 1.25% on SOFR Loans on the amount outstanding and (i) 0.35% commitment fees if the average daily unused amount is greater or equal to 50% of the maximum amount or (ii) 0.25% commitment fees if the average daily unused amount is less than 50% of the maximum amount.

For the six months ended June 30, 2026, the Fund amortized $167,930 in deferred debt issuance costs and is included in the interest expense on credit facility line on the Fund’s Consolidated Statement of Operations.

As of June 30, 2026, the Fund had outstanding borrowings of $111,000,000. For the period ended June 30, 2026, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Credit Facility were as follows:

Stated interest expense	$2,705,143
Unused commitment fees	28,101
Amortization of debt issuance costs	167,930
Total interest expense and credit facility fees	$2,901,174
Average stated interest rate	4.95%
Average outstanding balance	$108,745,856

According to terms of the Credit Facility agreement, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness of the Fund of not less than 300%. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of June 30, 2026, the Fund was in compliance with the terms of the Credit Facility.

7.  Capital Shares

The Charter authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $.001 par value per share, 250,000,000 of which have been classified as Class A Shares, 250,000,000 of which have been classified as Class D Shares, 250,000,000 of which have been classified as Class T Shares, and 250,000,000 of which have been classified as Class U Shares (collectively “Shares” and respectively, “Class A Shares,” “Class D Shares,” “Class T Shares” and “Class U Shares”). As of June 30, 2026, the Adviser owned 69% of the shares outstanding of Class D shares. The Board may, without any action by the shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares or the number of shares of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board, without any action by the shareholders, to classify and reclassify any unissued common shares and preferred stock into other classes or series of shares from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of

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OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026 redemption for each class or series. Although the Fund has no present intention of doing so, it could issue a class or series of shares that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.

All common shares offered will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of common shares are entitled to receive distributions when authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Holders of common shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All common shares have equal distribution, liquidation and other rights. The Fund may offer multiple classes of common shares, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

8.  Repurchase Offers

As a continuously offered, closed-end interval fund, the Fund has adopted a fundamental investment policy to make offers to repurchase Shares in order to provide liquidity to shareholders. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s interval fund structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Shares at NAV on a quarterly basis.

During the six months ended June 30, 2026, the Fund completed two quarterly repurchase offers in which the Fund offered to repurchase up to 10% of its outstanding shares. The results of the repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	January 5, 2026	April 6, 2026
Repurchase Request Deadline	February 9, 2026	May 11, 2026
Repurchase Pricing Date	February 9, 2026	May 11, 2026
Dollar Amount Repurchased – Class D	$33,045,985	$20,762,809
Shares Repurchased – Class D	3,647,460	2,317,278
Dollar Amount Repurchased – Class A	N/A	$—
Shares Repurchased – Class A	N/A	—

9.  Federal Income Tax Information

The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2026, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

66

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

The Fund has reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2025, open taxable periods consisted of the taxable periods ended December 31, 2022 through December 31, 2025. No examination of the Fund’s tax returns is currently in progress.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid for the year ended December 31, 2025 shown below were as follows:

Year Ended December 31, 2025
Ordinary income	$24,717,609
Return of capital	3,709,846
Total	$28,427,455

At December 31, 2025, the Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Capital loss carryforwards(1)	$(9,960,989)
Distributable earnings	—
Late year ordinary losses	(1,154,337)
Other accumulated gains	27,641
Tax basis unrealized appreciation on investments and foreign currency	1,305,210
Total tax basis net accumulated losses	$(9,782,475)

____________

(1)         To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

As of December 31, 2025, the Fund had short-term and long-term capital loss carryforwards of $3,352,533 and $6,608,456, respectively. The capital loss carryforwards will not expire. During the taxable year ended December 31, 2025, the Fund did not utilize any capital loss carryforwards.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments, not including foreign currency translations, at December 31, 2025 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$408,921,346	$13,162,343	$(11,857,133)	$1,305,210

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for Section 988 currency. Permanent book and tax differences, if any, will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share. Any undistributed net income and realized gain remaining at fiscal year end is distributed in the following year.

10.Indemnifications, Commitments and Contingencies

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

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OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2026

In conjunction with the ownership of senior loans, the Fund is party to certain credit agreements, which may require the Fund to extend additional loans to investee companies. Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded. The Fund uses the same investment criteria in making these commitments as it does in making investments. The unfunded liability associated with these credit agreements is equal to the amount by which the contractual loan commitment exceeds the sum of the amount of funded debt and cash held in escrow, if any.

11.Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Fund completed a quarterly repurchase offer in which the Fund offered to repurchase up to 10% of its outstanding shares on August 10, 2026. The result of the repurchase offer was as follows:

Repurchase Offer
Commencement Date	July 6, 2026
Repurchase Request Deadline	August 10, 2026
Repurchase Pricing Date	August 10, 2026
Dollar Amount Repurchased – Class D	$11,453,740
Shares Repurchased – Class D	1,292,747
Dollar Amount Repurchased – Class A	$—
Shares Repurchased – Class A	—

Management has evaluated subsequent events in the preparation of the Fund’s consolidated financial statements through the date the financial statements were issued and has determined that there are no additional events that require recognition or disclosure in the consolidated financial statements.

68

OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreement (Unaudited)

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of Oaktree Diversified Income Fund Inc. (the “Fund”), including the Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”) for a successive one-year period at an in-person meeting held on May 20-21, 2026 (the “Meeting”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, and Oaktree provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement for the Fund. These materials included, among other things: (i) a summary of the services provided to the Fund by Oaktree; (ii) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, as compared with a peer group and/or peer universe of funds, as applicable; (iii) information on the profitability of Oaktree; (iv) information about Oaktree’s general compliance policies and procedures and the services that it provides; (v) any “fall-out” benefits to Oaktree (i.e., ancillary benefits realized by Oaktree from its relationship with the Fund); (vi) information relating to economies of scale; (vii) information on Oaktree’s risk management processes; (viii) information regarding brokerage and soft dollar practices; and (ix) information about the key personnel of Oaktree who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices. In determining whether to approve the Advisory Agreement, the Board, including the Independent Directors considered a series of factors, to the extent applicable, including the role of Brookfield Public Securities Group LLC (“Brookfield”) as the Fund’s administrator.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser has to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objectives and strategies, review of brokerage matters (including with respect to trade allocation and best execution), oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring process, and the Adviser’s current level of staffing and its overall resources, as well as information regarding its investment personnel who provide services to the Fund. The Board also considered the personnel responsible for providing advisory services to the Fund and other key personnel of Oaktree, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Directors’ experience and interaction with Oaktree, that: (i) Oaktree would continue to be able to retain high-quality personnel; (ii) Oaktree has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) Oaktree and Brookfield have been responsive to requests of the Board; and (iv) Oaktree and Brookfield have kept the Board apprised of developments relating to the Fund and the industry in general. The Board also considered Oaktree’s investment process and philosophy, as well as its responsibilities that include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.

In addition, the Board observed that pursuant to an administration agreement with the Fund (the “Administration Agreement”), Brookfield, an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement, including, among other services, the following: (i) preparing and coordinating reports and other materials to be supplied to the Board; (ii) preparing and/or supervising the preparation of and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports and filings required of the Fund; (iii) supervising and monitoring the preparation of all required filings necessary to maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; (iv) coordinating the preparation, printing and mailing of all materials required to

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OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreement (Unaudited) (continued)

be sent to shareholders; (v) coordinating the preparation and payment of Fund-related expenses; (vi) monitoring and overseeing the activities of the Fund’s other service providers; (vii) reviewing and adjusting as necessary the Fund’s daily expense accruals; (viii) monitoring daily, monthly and periodic compliance with respect to the federal and state securities laws; (ix) sending periodic information (i.e., performance figures) to service organizations that track investment company information; and (x) performing such additional services as may be agreed upon by and among the Fund, Brookfield and Oaktree. The Board also noted that, although Brookfield does not receive any compensation from the Fund under the Administration Agreement, Brookfield may receive compensation for its administrative services to the Fund from the Adviser out of its management fees. The Board also observed that Brookfield is responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services provided by Oaktree pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Administration Agreement. In connection with the administrative services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund.

The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Fund; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Fund, including comparable investment companies and accounts managed by Oaktree; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Oaktree and its affiliates, and Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of Brookfield; (vi) Oaktree’s and Brookfield’s culture of compliance and their commitment to compliance generally, as well as their risk management processes and attention to regulatory matters; and (vii) Oaktree’s reputation and its experience serving as an investment adviser and the experience of the team of portfolio managers that manage the Fund, as well as its experience serving as an investment adviser to other investment fund and institutional clients. The Board also reviewed Oaktree’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially prevent Oaktree from effectively serving as the investment adviser to the Fund. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreement, as well as the administrative services provided by Brookfield, were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.

THE PERFORMANCE OF THE FUND AND THE ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Fund. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Fund in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Fund as compared to a group of funds with investment classifications and/or objectives comparable to those of the Fund (“Peer Universe”) and to an appropriate index or combination of indices (the “Benchmark Index”), as well as a focused peer group identified by Brookfield (“Peer Group”). At the Meeting, management also discussed the methodologies used by Broadridge and Brookfield to select the funds included in the Peer Universe and the Peer Group, respectively. The performance information was presented for the periods ended March 31, 2026. The Fund’s performance relative to the median of the Peer Universe and Peer Group is described below.

The Board acknowledged that the Fund commenced investment operations on November 1, 2021, noting that the Fund had less than five years of performance information available.

Oaktree Diversified Income Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-year and since inception periods, and above the median of its Peer Universe for the three-year period. The Board further noted that the Fund outperformed its Benchmark Index for the one-year, three-year, and since inception periods. In addition, the Board considered that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2026.

70

OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreement (Unaudited) (continued)

THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board also received information regarding the management fees to be paid by the Fund to Oaktree pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Oaktree, Brookfield or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for the Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge in collaboration with Brookfield. In considering the reasonableness of the management fees to be paid by the Fund to Oaktree, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Oaktree with respect to the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Oaktree was providing services at a cost that was competitive with other, similar funds. The Fund’s fee and expense rankings are discussed below relative to the median of the applicable expense grouping. In reviewing the expense rankings, the Board noted that a fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.

Oaktree Diversified Income Fund. The Board considered and took note of the following with respect to the Fund: (i) the Fund’s actual total expenses for common and leveraged assets were below the median of its Expense Group and above the median of its Expense Universe; (ii) the Fund’s actual total expenses for only common assets were below the median of its Expense Group and above the median of its Expense Universe; (iii) the Fund’s actual management fees for common and leveraged assets were below the median of its Expense Group and above the median of its Expense Universe; and (iv) the Fund’s actual management fees for only common assets were below the median of its Expense Group and above the median of its Expense Universe.

The Board was also asked to consider the management fees received by Oaktree with respect to other funds and accounts with similar investment strategies to the Fund, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Fund, including the broader and more extensive scope of services provided to the Fund in comparison to institutional or separately managed accounts; the greater financial, regulatory and reputational risks in managing the Fund; and the impact on Oaktree and expenses associated with the more extensive regulatory regime to which the Fund is subject as compared to institutional or separately managed accounts.

The Board also considered Oaktree’s profitability and the benefits Oaktree and its affiliates received from their relationship with the Fund. The Board noted that the Adviser had entered into a contractual expense limitation waiver for the Fund, in order to limit the Fund’s net operating expenses. The Board then reviewed financial information relating to Oaktree and its affiliates, including their financial condition and profitability. The Board also considered whether Oaktree had the financial resources necessary to continue to attract and retain high-quality investment management personnel and to provide high-quality services. Additionally, the Board considered the reasonableness of the management fees payable under the Advisory Agreement and took into account that the fees were consistent with management fees that Oaktree charged to comparable funds.

The Board concluded that Oaktree and Brookfield had the financial resources necessary to perform their obligations under the Advisory Agreement and the Administration Agreement, respectively, and to continue to provide the Fund with the high-quality services provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.

2026 Semi-Annual Report	71

OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreement (Unaudited) (continued)

THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies of scale with respect to the Fund. The Board considered that, as a result of being part of the Brookfield Fund Complex,1 the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Fund, the Fund’s expense limitation agreement with the Adviser served to limit the Fund’s expenses until the Fund had the opportunity to grow its assets. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.

OTHER FACTORS. In consideration of the Advisory Agreement, the Board also received information regarding Oaktree’s brokerage and soft dollar practices. The Board noted that, although Oaktree currently does not have any soft dollar arrangements in place, it follows the soft dollar practices and recordkeeping rules as promulgated under Section 28(e) of the Securities Exchange Act of 1934, as amended, and Rule 204-2 under the Investment Advisers Act of 1940, as amended. The Board considered that Oaktree is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board then considered other benefits that may be realized by Oaktree from its relationship with both Brookfield and the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and the reputational benefits. The Board also considered that Oaktree and Brookfield manage their investment operations independently of each other subject to an information barrier between the firms. The Board concluded that the benefits that may accrue to the Adviser by virtue of the Adviser’s relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of Brookfield and Oaktree to the Fund.

____________

1      As of the date of the Meeting, the Brookfield Fund Complex was comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc. and Oaktree Asset-Backed Income Fund Inc. (the “Brookfield Fund Complex”). Following the close of business on June 30, 2026, Brookfield Global Listed Real Estate Fund and Brookfield Next Generation Infrastructure Fund, each a series of Brookfield Investment Funds, were liquidated.

72

OAKTREE DIVERSIFIED INCOME FUND INC. Dividend Reinvestment Plan (Unaudited)

The Fund intends to distribute substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare and pay distributions quarterly from net investment income. In addition, the Fund intends to distribute any net capital gains earned from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Unless Common Shareholders specify otherwise, dividends will be reinvested in Shares of the Fund in accordance with the Fund’s dividend reinvestment plan. The Fund may pay distributions from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as from offering proceeds and/or borrowings.

The Fund has adopted a Dividend Reinvestment Plan (the “Plan”) that provides that, unless Common Shareholders elect to receive their distributions in cash, they will be automatically reinvested by U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), in additional Shares. If Common Shareholders elect to receive distributions in cash, they will receive them paid by check mailed directly to them by the Plan Administrator. The Plan Administrator can be contacted through mail by writing to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by phone at 1-855-862-5873.

Shares received under the Plan will be issued to Common Shareholders at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. Common Shareholders are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Administrator or by contacting the broker or dealer, who will inform the Fund.

The Plan Administrator provides written confirmation of all transactions in the shareholder accounts in the Plan, including information Common Shareholders may need for tax records. Any proxy Common Shareholders receive will include all Shares received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Administrator reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Administrator will include a notification to registered holders of Shares with the Plan Administrator.

Additional information about the Plan may be obtained from the Plan Administrator.

2026 Semi-Annual Report	73

OAKTREE DIVERSIFIED INCOME FUND INC. Joint Notice of Privacy Policy (Unaudited)

Oaktree Fund Advisors, LLC, on its own behalf and on behalf of the funds managed by Oaktree Fund Advisors, LLC and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

•   Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•   Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•   Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

•   Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•   Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•   Other organizations, with your consent or as directed by you; and

•   Other organizations, as permitted or required by law (e.g. for fraud protection).

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

74

CORPORATE INFORMATION

Investment Adviser

Oaktree Fund Advisors, LLC

333 South Grand Avenue, 28th Floor

Los Angeles, California 90071

www.oaktreefunds.com

Administrator

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

www.brookfield.com

Please direct your inquiries to:

Investor Relations

Phone: 1-855-777-8001

E-mail: privatewealth@brookfield.com

Transfer Agent

Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Fund’s transfer agent:

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-855-862-5873

Fund Accounting Agent & Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Paul Hastings LLP

200 Park Avenue

New York, New York 10166

Custodian

U.S. Bank National Association

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Distributor

Quasar Distributors, LLC

190 Middle Street, Suite 301

Portland, ME 04101

Directors of the Fund Edward A. Kuczmarski William H. Wright II Heather S. Goldman Stuart A. McFarland Betty Whelchel Susan Schauffert-Tam Brian F. Hurley	Chair of Board of Directors Chair of Audit Committee Chair of Governance Committee Director Director Director Director (Interested)
Officers of the Fund Brian F. Hurley Casey P. Tushaus Craig A. Ruckman Adam R. Sachs Mohamed S. Rasul	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

privatewealth.brookfield.com
privatewealth@brookfield.com
855-777-8001

© 2026 Oaktree Fund Advisors, LLC

OAKTREE
Part of Brookfield

(b)    Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)    Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)     Not applicable for semi-annual reports.

(b)    Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     Not applicable.

(b)    Not applicable.

Item 19. Exhibits.

(a)    (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oaktree Diversified Income Fund Inc.
By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2026
By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer
Date	September 3, 2026